UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY			10020
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	10/31/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2006 Annual Report

October 31, 2006

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

2006 Annual Report

October 31, 2006

Table of Contents

Shareholder’s Letter	3

Performance Summary	5

Investment Overviews and Portfolio of Investments

Money Market Portfolio	6

Prime Portfolio	11

Government Portfolio	17

Treasury Portfolio	21

Tax-Exempt Portfolio	24

Statements of Assets and Liabilities	31

Statements of Operations	33

Statements of Changes in Net Assets	34

Financial Highlights	38

Notes to Financial Statements	44

Report of Independent Registered Public Accounting Firm	48

Federal Income Tax Information	49

Trustee and Officer Information	50

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, yields, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

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2006 Annual Report

October 31, 2006

Shareholder’s Letter

Dear Shareholders:

Overview

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Annual Report for the year ended October 31, 2006. MSILF currently offers five portfolios (Money Market, Prime, Government, Treasury and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Ronald E. Robison

President & Principal Executive Officer
November 2006

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2006 Annual Report

October 31, 2006

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of October 31, 2006, were as follows:

	Institutional		Service		Investor		Administrative		Advisory		Participant		Cash Management
	Class		Class		Class		Class		Class		Class		Class
	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day
	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective
	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield
Portfolio:
Money Market	5.29%	5.43%	5.24%	5.37%	5.19%	5.32%	5.14%	5.27%	5.04%	5.17%	4.79%	4.90%	4.99%	5.11%
Prime	5.26%	5.40%	5.21%	5.35%	5.16%	5.30%	5.11%	5.25%	5.01%	5.14%	4.76%	4.88%	—	—
Government	5.24%	5.38%	5.19%	5.33%	5.14%	5.27%	5.09%	5.22%	4.99%	5.12%	4.74%	4.86%	—	—
Treasury	5.26%	5.41%	5.22%	5.35%	5.17%	5.30%	5.12%	5.25%	5.02%	5.14%	4.76%	4.88%	4.97%	5.09%
Tax-Exempt	3.48%	3.54%	3.43%	3.49%	3.38%	3.43%	3.33%	3.38%	3.23%	3.28%	2.98%	3.02%	3.18%	3.23%

Performance data quoted represent past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2006 Annual Report

October 31, 2006

Investment Overview (unaudited)

Money Market Portfolio

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities.

Performance

For the fiscal year ended October 31, 2006, the Portfolio’s Institutional Share Class had a total return of 4.89%. For the seven-day period ended October 31, 2006, the Portfolio’s Institutional Share Class provided an annualized current yield of 5.29%, while its 30-day moving average annualized yield was 5.27%.

Factors Affecting Performance

Throughout most of the fiscal period under review, the Federal Open Market Committee (“FOMC”) continued its pattern of raising short-term rates begun in June of 2004. From November 2005 through June 2006, the Federal Reserve (the “Fed”) increased its target rate for federal funds from 3.75% to 5.25% in six steps of 25 basis points each. Given signs of moderating economic growth, a cooling housing market and the lagged effect of monetary policy action already taken, the Fed left its target federal funds rate unchanged at the August, September and October 2006 meetings.

As the fiscal period began, economic growth was relatively weak largely due to the negative impact of hurricane Katrina. Fourth quarter 2005 real gross domestic product (“GDP”) grew by only a 1.8% annualized rate. GDP growth strongly rebounded in the first quarter of 2006 to 5.6% only to moderate during the second and third quarters of 2006 at 2.6% and 1.6% (preliminary estimate), respectively. Despite slowing economic growth, the U.S. unemployment rate dropped to 4.4% for October 2006, representing a five-year low and an improvement from the 4.9% unemployment rate that existed when the fiscal period commenced. During the fiscal period, measures of core inflation remained at a level higher than the Fed’s stated comfort zone.

Management Strategies

As of October 31, 2006, the Portfolio had net assets of approximately $5.8 billion and a weighted average maturity (“WAM”) of 41 days. As of the end of October, roughly 56% of the Portfolio was invested in commercial paper, 13% in floating rate obligations, 14% in extendible notes, 8% in repurchase agreements, 5% in certificates of deposit and 4% in corporate notes.

Over the past fiscal year, we have continued to follow primarily a strategy of concentrating maturing investments near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in commercial paper that matures around each FOMC meeting date, as well as significant holdings in floating rate note paper with short reset indices such as fed funds, Prime, and 1 month LIBOR. Later in the fiscal period, as signs of moderating economic growth became more prevalent, we began to extend the Portfolio’s WAM by purchasing in the 3-6 month part of the money market curve. In addition, we selectively purchased a small amount of 6-12 month paper in order to extend the Portfolio’s WAM into the 40-day range.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E) in the Notes to Financial Statements. Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

2006 Annual Report

October 31, 2006

Investment Overview (cont’d)

Money Market Portfolio

use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Institutional Class
Actual	$1,000.00	$1,026.40	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

*    Expenses are equal to the Portfolio’s annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Service Class
Actual	$1,000.00	$1,026.20	$0.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.50	0.71

*    Expenses are equal to the Portfolio’s annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Investor Class
Actual	$1,000.00	$1,025.90	$1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	1.02

*    Expenses are equal to the Portfolio’s annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Administrative Class
Actual	$1,000.00	$1,025.70	$1.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.95	1.28

*    Expenses are equal to the Portfolio’s annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Advisory Class
Actual	$1,000.00	$1,025.10	$1.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*    Expenses are equal to the Portfolio’s annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Participant Class
Actual	$1,000.00	$1,023.80	$3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

*    Expenses are equal to the Portfolio’s annualized net expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Cash Management Class
Actual	$1,000.00	$1,024.90	$2.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.19	2.04

*    Expenses are equal to the Portfolio’s annualized net expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

* Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2006 Annual Report

October 31, 2006

Portfolio of Investments

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (4.8%)
Banking (0.9%)
Wells Fargo Bank NA
4.80%, 1/17/07	$15,000	$15,000
4.84%, 1/30/07	12,500	12,500
4.90%, 2/1/07	25,000	25,000
		52,500
International Banks (3.9%)
Banco Bilbao Vizcaya Argentaria S.A.
5.34%, 12/5/06	25,000	25,000
Norinchukin Bank Ltd.
5.34%, 11/15/06	150,000	150,000
5.36%, 12/14/06	50,000	50,000
		225,000
Total Certificates of Deposit (Cost $277,500)		277,500
Commercial Paper (55.7%)
Asset Backed — Automotive (0.9%)
Daimler Chrysler Revolving Auto Conduit LLC
5.30%, 12/13/06	50,057	49,750
Asset Backed — Consumer (7.3%)
Bryant Park Funding LLC
5.30%, 12/13/06	(a)13,188	13,107
Gemini Securitization Corp.
5.29%, 12/6/06 - 12/15/06	(a)75,000	74,583
5.30%, 12/20/06 - 12/27/06	(a)75,000	74,438
5.31%, 12/19/06	(a)50,000	49,649
5.36%, 11/6/06	(a)12,000	11,991
Nieuw Amsterdam Receivables Corp.
5.28%, 11/15/06	(a)26,003	25,950
Ranger Funding LLC
5.28%, 12/8/06	(a)25,000	24,865
Regency Markets No. 1 LLC
5.31%, 11/15/06	(a)25,000	24,949
Sheffield Receivables Corp.
5.28%, 12/4/06	(a)50,000	49,759
Thames Asset Global Securitization, Inc.
5.29%, 11/20/06	(a)30,000	29,916
Thunder Bay Funding LLC
5.31%, 12/21/06	(a)40,538	40,241
		419,448
Asset Backed — Corporate (15.0%)
Atlantis One Funding Corp.
5.29%, 12/6/06	(a)25,000	24,872
5.32%, 4/11/07	(a)36,592	35,741
5.34%, 12/15/06	(a)25,000	24,838
Davis Square Funding V
5.32%, 12/15/06	(a)12,450	12,369
5.33%, 12/6/06 - 12/12/06	45,078	44,828
5.33%, 12/13/06	(a)20,000	19,876
5.36%, 11/2/06	(a)22,000	21,997
Eureka Securitization, Inc.
5.35%, 11/7/06	(a)16,000	15,986
Kaiserplatz Funding LLC
5.31%, 11/15/06	$ (a)35,000	$34,928
5.32%, 11/10/06 - 1/8/07	(a)43,372	43,121
5.33%, 11/8/06 - 11/27/06	(a)110,000	109,668
5.34%, 1/12/07	(a)80,000	79,155
5.37%, 11/7/06	(a)55,000	54,951
Klio Funding Corp.
5.31%, 11/29/06 - 12/8/06	(a)195,774	194,916
5.32%, 12/4/06	(a)50,000	49,758
Nieuw Amsterdam Receivables
5.31%, 12/20/06	(a)12,467	12,378
5.41%, 12/18/06	(a)29,450	29,243
Simba Funding Corp.
5.29%, 11/29/06 - 12/14/06	60,000	59,679
		868,304
Asset Backed — Diversified (0.1%)
Fairway Finance
5.35%, 3/14/07	(a)7,741	7,591
Asset Backed — Mortgage (1.7%)
Sydney Capital Corp.
5.30%, 11/14/06	(a)25,000	24,952
5.32%, 11/28/06 - 12/20/06	(a)76,270	75,778
		100,730
Asset Backed — Securities (16.8%)
Amstel Funding Corp.
5.13%, 11/14/06	(a)32,500	32,440
5.30%, 11/22/06	(a)70,686	70,468
5.34%, 4/20/07	(a)13,313	12,985
5.36%, 3/23/07 - 4/13/07	(a)32,340	31,611
Beta Finance, Inc.
5.35%, 3/19/07	(a)17,000	16,658
Cullinan Finance Corp.
5.30%, 3/16/07	(a)36,896	36,176
5.31%, 12/13/06 - 3/22/07	(a)99,518	98,429
Curzon Funding LLC
5.23%, 11/29/06	30,000	29,878
5.33%, 4/13/07	(a)10,000	9,765
5.34%, 4/16/07	(a)50,000	48,799
5.35%, 3/12/07 - 4/19/07	(a)18,852	18,438
5.37%, 3/20/07	25,000	24,492
5.37%, 3/21/07	(a)15,000	14,693
Dorada Finance, Inc.
5.30%, 11/27/06	(a)17,500	17,433
5.32%, 8/6/07	(a)50,000	49,996
Galaxy Funding
5.30%, 11/28/06 -12/15/06	(a)47,000	46,752
Golden Fish LLC
5.31%, 12/5/06	(a)10,000	9,950
5.32%, 12/11/06 -12/14/06	(a)40,000	39,756
5.33%, 11/28/06 - 12/15/06	(a)66,057	65,733

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed — Securities (cont’d)
Grampian Funding LLC
5.09%, 11/3/06	$ (a)35,000	$34,990
5.14%, 11/17/06	(a)30,000	29,932
5.35%, 3/26/07	(a)40,000	39,156
5.36%, 2/20/07	(a)25,000	24,594
Solitaire Funding LLC
5.24%, 12/7/06	(a)20,000	19,896
5.29%, 12/4/06	(a)115,000	114,445
5.38%, 4/12/07	(a)34,291	33,481
		970,946
Banking (0.1%)
Capital Markets Access Co.
5.37%, 10/1/31	4,165	4,165
Diversified Financial Services (0.8%)
General Electric Capital Corp.
5.35%, 3/26/07	25,000	24,472
Nestle Capital Corp.
5.40%, 7/31/07	(a)25,000	24,020
		48,492
Insurance (4.5%)
Irish Life & Permanent plc
5.30%, 11/17/06 - 11/29/06	(a)165,000	164,404
5.31%, 12/4/06	(a)67,250	66,924
5.32%, 12/14/06	(a)30,000	29,811
		261,139
International Banks (3.7%)
Barclays US Funding Corp.
5.30%, 12/11/06	90,000	89,473
KBC Financial Products International Ltd.
5.11%, 11/9/06	25,000	24,972
Natexis Banques Populaires
5.32%, 11/20/06	100,000	100,000
		214,445
Investment Bankers/Brokers/Services (4.8%)
Bear Stearns Cos., Inc.
5.38%, 11/28/06 - 6/28/07	175,000	175,000
Lehman Brothers Holdings
5.36%, 11/8/06	100,000	100,000
		275,000
Total Commercial Paper (Cost $3,220,010)		3,220,010
Corporate Notes (4.5%)
Asset Backed — Securities (1.0%)
CC USA, Inc.
4.75%, 11/13/06	(a)15,000	15,000
Links Finance LLC
5.00%, 3/12/07	(a)15,000	15,000
5.17%, 3/16/07	(a)15,000	14,999
5.37%, 5/2/07	(a)15,000	15,000
		59,999
Banking (0.8%)
Charter Lakes Capital LLC
5.32%, 10/1/46	$6,150	$6,150
Conestoga Enterprises
5.32%, 3/1/14	10,830	10,830
Urban Campus Environments LLC
5.32%, 10/1/25	30,190	30,190
		47,170
Investment Bankers/Broker/Services (0.5%)
Merrill Lynch & Co., Inc.
5.33%, 9/14/07	30,000	30,008
International Banks (2.2%)
Australia & New Zealand Bank
5.32%, 12/22/06	25,000	25,000
Royal Bank of Canada
5.29%, 3/30/07	(a)20,000	19,998
5.32%, 3/1/07	40,000	39,999
5.49%, 10/2/07	(a)40,000	40,000
		124,997
Total Corporate Notes (Cost $262,174)		262,174
Extendible Notes (13.9%)
Diversified Financial Services (1.9%)
General Electric Capital Corp.
5.45%, 4/17/07 -10/17/07	110,200	110,173
International Banks (10.6%)
Banque Federative Credit Mutuel
5.32%, 9/13/07 - 7/13/11	(a)180,130	180,130
Caja de Ahorros y Monte de Piedad de Madrid
5.37%, 10/19/07	120,000	120,000
Commercial Bank Australia Ltd.
5.29%, 8/24/10	50,000	50,000
Rabobank Nederland NV/NY
5.27%, 11/15/07	50,000	50,000
Royal Bank of Scotland
5.31%, 11/21/07	(a)135,000	135,000
Societe Generale
5.29%, 2/2/07 - 4/2/07	(a)75,000	74,999
		610,129
Investment Bankers/Brokers/Services (1.4%)
Merrill Lynch & Co., Inc.
5.32%, 1/15/10	50,000	50,000
5.57%, 11/9/06	35,000	35,002
		85,002
Total Extendible Notes (Cost $805,304)		805,304
Floating Rate Notes (13.3%)
Asset Backed — Securities (7.8%)
Beta Finance, Inc.
5.42%, 3/29/07	(a)(b)20,000	20,004

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Portfolio of Investments (cont’d)
Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed — Securities (cont’d)
CC USA, Inc.
5.31%, 5/17/07 - 7/18/07	$ (a)(b)145,000	$144,988
Cullinan Finance Corp.
5.32%, 9/28/07	(a)(b)45,000	44,996
Dorada Finance, Inc.
5.32%, 8/7/07	(a)(b)40,000	39,997
Links Finance LLC
5.33%, 8/8/07	(a)(b)60,000	60,000
5.34%, 2/15/07 - 4/30/07	(a)(b)140,000	139,997
		449,982
Banking (0.5%)
HSBC USA, Inc.
5.38%, 7/27/07	(b)25,000	25,007
Kamps Capital LLC
5.32%, 9/1/33	(b)6,680	6,680
		31,687
Investment Bankers/Brokers/Services (4.8%)
Bank of America Corp.
5.39%, 12/31/49	(b)75,000	75,000
Goldman Sachs Group, Inc.
5.43%, 3/6/07 - 8/9/07	(b)200,000	200,000
		275,000
Diversified Financial Services (0.2%)
Wal-Mart Stores, Inc.
5.26%, 3/28/07	(b)10,000	9,998
Total Floating Rate Notes (Cost $766,667)		766,667
Repurchase Agreements (8.0%)
CS First Boston LLC, 5.34%, dated 10/31/06, due 11/1/06, repurchase price $150,022; fully collateralized by corporate securities at the date of this Portfolio of Investments as follows: Nationwide Building Society, Zero Coupon due 1/29/07; Sprintab, 0.07%, due 1/29/07, Swed Bank, Zero Coupon, due 2/28/07, valued at $153,005.	150,000	150,000
Goldman Sachs Group, Inc., 5.31%, dated 10/31/06, due 11/1/06, repurchase price $99,025; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, 3.89% to 4.79%, due 10/1/33 - 6/1/35; Federal Home Loan Mortgage Corp., 5.50% to 6.29%, due 4/1/35 - 10/1/36, valued at $100,990.	99,010	99,010
Goldman Sachs Group, Inc., 5.45%, dated 10/31/06, due 11/1/06, repurchase price $85,013; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Beta Finance, Inc., Zero Coupon, due 1/30/07; DNB Nor Bank ASA, Zero Coupon, due 3/7/07, valued at $86,700.	$85,000	$85,000
Lehman Brothers, Inc., 5.45%, dated 10/31/06, due 11/1/06, repurchase price $125,019; fully collateralized by corporate securities and discount commercial paper at the date of this Portfolio of Investments as follows: FPL Capital, Inc., 5.28%, due 11/14/06, Cobbler Funding LLC, 0.04%, due 1/29/07; Spintab AB, 5.26%, due 1/30/07; Bavaria Universal Funding, Zero Coupon, due 1/26/07; Nieuw Amsterdam, Zero Coupon, due 11/27/06, valued at $127,502.	125,000	125,000
Total Repurchase Agreements (Cost $459,010)		459,010
Total Investments (100.2%) (Cost $5,790,665)		5,790,665
Liabilities in Excess of Other Assets (-0.2%)		(10,343)
Net Assets (100%)		$5,780,322

(a)      144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)     Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2006.

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Investment Overview (unaudited)
Prime Portfolio

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities.

Performance

For the fiscal year ended October 31, 2006, the Portfolio’s Institutional Share Class had a total return of 4.86%. For the seven-day period ended October 31, 2006, the Portfolio’s Institutional Share Class provided an annualized current yield of 5.26%, while its 30-day moving average annualized yield was 5.26%.

Factors Affecting Performance

Throughout most of the fiscal period under review, the Federal Open Market Committee (“FOMC”) continued its pattern of raising short-term rates begun in June of 2004. From November 2005 through June 2006, the Federal Reserve (the “Fed”) increased its target rate for federal funds from 3.75% to 5.25% in six steps of 25 basis points each. Given signs of moderating economic growth, a cooling housing market and the lagged effect of monetary policy action already taken, the Fed left its target federal funds rate unchanged at its August, September and October 2006 meetings.

As the fiscal period began, economic growth was relatively weak largely due to the negative impact of hurricane Katrina. Fourth quarter 2005 real gross domestic product (“GDP”) grew by only a 1.8% annualized rate. GDP growth strongly rebounded in the first quarter of 2006 to 5.6% only to moderate during the second and third quarters of 2006 at 2.6% and 1.6% (preliminary estimate), respectively. Despite slowing economic growth, the U.S. unemployment rate dropped to 4.4% for October 2006, representing a five-year low and an improvement from the 4.9% unemployment rate that existed when the fiscal period commenced. During the fiscal period, measures of core inflation remained at a level higher than the Fed’s stated comfort zone.

Management Strategies

As of October 31, 2006, the Portfolio had net assets of approximately $17.8 billion and a weighted average maturity (“WAM”) of 33 days. As of the end of October, roughly 53% of the Portfolio was invested in commercial paper, 22% in floating rate notes, 11% repurchase agreements, 5% in extendible notes, 4% in certificate of deposits, 3% in time deposit and 2% in corporate notes.

Over the past fiscal year, we have continued to follow primarily a strategy of concentrating maturing investments near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in commercial paper that matures around each FOMC meeting date, as well as significant holdings in floating-rate note paper with short reset indices such as fed funds, Prime, and 1-month LIBOR. Later in the fiscal period, as signs of moderating economic growth became more prevalent, we began to extend the Portfolio’s WAM by purchasing in the three- to six-month part of the money market curve.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E) in the Notes to Financial Statements. Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2006 Annual Report

October 31, 2006

Investment Overview (cont’d)
Prime Portfolio

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Institutional Class
Actual	$1,000.00	$1,026.20	$0.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.60	0.61

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Service Class
Actual	$1,000.00	$1,026.00	$0.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.35	0.87

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Investor Class
Actual	$1,000.00	$1,025.70	$1.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	1.12

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Administrative Class
Actual	$1,000.00	$1,025.40	$1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.84	1.38

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Advisory Class
Actual	$1,000.00	$1,024.90	$1.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.34	1.89

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Participant Class
Actual	$1,000.00	$1,023.60	$3.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	3.16

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*    Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2006 Annual Report

October 31, 2006

Portfolio of Investments
Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (3.7%)
Banking (3.7%)
HSBC USA, Inc.
5.37%, 12/15/11	$ (b)130,000	$130,000
First Tennessee Bank NA
5.34%, 11/30/06 - 12/8/06	400,000	400,000
Wells Fargo Bank NA
4.80%, 1/17/07	65,000	65,000
4.84%, 1/30/07	67,500	67,497
Total Certificates of Deposit (Cost $662,497)		662,497
Commercial Paper (53.3%)
Asset Backed — Automotive (1.5%)
Daimler Chrysler Revolving Auto Conduit LLC
5.30%, 12/11/06	41,774	41,529
New Center Asset Trust
5.37%, 11/1/06	230,600	230,600
		272,129
Asset Backed — Consumer (6.8%)
Gemini Securitization Corp.
5.29%, 12/15/06	(a)50,000	49,679
5.30%, 12/20/06 - 12/27/06	(a)475,000	471,819
5.36%, 11/6/06	(a)43,000	42,968
Mont Blanc Capital Corp.
5.30%, 12/14/06	(a)40,000	39,748
Nieuw Amsterdam Receivables Corp.
5.28%, 11/15/06	(a)30,535	30,472
Ranger Funding LLC
5.28%, 12/8/06	(a)71,773	71,385
Regency Markets No. 1 LLC
5.31%, 11/15/06	(a)90,000	89,815
Sheffield Receivables Corp.
5.30%, 12/11/06	(a)77,634	77,179
Thames Asset Global Securitization, Inc.
5.30%, 12/7/06 -12/14/06	(a)290,052	288,477
Thunder Bay Funding LLC
5.31%, 12/20/06	(a)50,755	50,391
		1,211,933
Asset Backed — Corporate (17.7%)
Atlantis One Funding Corp.
5.13%, 11/15/06	(a)70,000	69,861
5.29%, 12/6/06	(a)25,677	25,546
5.30%, 12/7/06 - 12/20/06	(a)406,844	404,321
5.35%, 12/15/06	(a)111,521	110,796
Davis Square Funding IV Corp.
5.32%, 12/15/06	(a)207,000	205,661
5.33%, 12/6/06 - 12/13/06	(a)120,000	119,279
5.36%, 11/2/06	(a)68,000	67,990
Eureka Securitization, Inc.
5.35%, 11/7/06	(a)57,000	56,949
Kaiserplatz Funding LLC
5.31%, 11/15/06	(a)156,547	156,224
5.32%, 11/10/06 - 1/8/07	(a)274,000	245,118
5.33%, 11/8/06 - 11/27/06	$ (a)295,386	$294,578
5.37%, 11/7/06	(a)200,000	199,821
Klio II Funding Ltd.
5.30%, 11/17/06	(a)69,792	69,628
5.31%, 11/30/06 - 12/13/06	(a)404,791	402,996
5.32%, 12/15/06	(a)100,187	99,621
Simba Funding Corp.
5.29%, 11/29/06 - 12/14/06	(a)270,723	269,300
5.30%, 12/19/06 - 1/22/07	(a)350,000	346,561
		3,144,250
Asset Backed — Diversified (0.6%)
Corporate Receivable Corp.
5.29%, 12/14/06	(a)100,000	99,372
Asset Backed — Mortgage (2.3%)
Sydney Capital Corp.
5.30%, 11/14/06 - 12/8/06	(a)110,360	110,011
5.31%, 12/14/06 - 12/28/06	(a)251,400	249,733
5.32%, 12/21/06	(a)53,430	53,038
		412,782
Asset Backed — Securities (19.5%)
Amstel Funding Corp.
5.30%, 11/22/06	(a)235,000	234,276
5.32%, 4/11/07	(a)98,000	95,721
5.34%, 4/20/07	(a)130,000	126,802
5.36%, 3/23/07 - 4/13/07	(a)65,000	103,612
Beta Finance, Inc.
5.35%, 3/19/07	(a)50,000	48,995
CC USA, Inc.
5.30%, 1/22/07	(a)87,000	85,962
5.36%, 2/20/07	(a)50,400	49,580
4.75%, 11/13/06	(a)65,000	65,000
Cullinan Finance Corp.
5.31%, 12/13/06 - 3/20/07	(a)405,396	401,692
Curzon Funding LLC
5.23%, 11/29/06	(a)100,000	99,595
5.30%, 12/11/06	(a)27,000	26,842
5.33%, 4/13/07	(a)25,000	24,411
5.35%, 4/19/07	(a)55,000	53,652
5.37%, 1/20/07	(a)85,000	83,274
5.37%, 3/21/07	(a)25,000	24,489
5.41%, 12/20/06	(a)65,000	64,525
Dorada Finance, Inc.
5.29%, 11/17/06	(a)60,000	59,859
5.30%, 11/27/06	(a)60,000	59,771
Golden Fish LLC
5.30%, 11/6/06	(a)80,833	80,773
5.31%, 11/17/06 - 12/5/06	(a)149,160	148,694
5.32%, 11/13/06 - 12/14/06	(a)329,702	328,380
5.33%, 11/28/06 - 11/27/06	(a)304,547	303,305
Grampian Funding LLC
5.09%, 11/3/06	(a)25,000	24,993
5.14%, 11/17/06	(a)80,000	79,818

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Portfolio of Investments (cont’d)
Prime Portfolio

	Face Amount (000)	Value (000)
Asset Backed — Securities (cont’d)
5.24%, 12/4/06	$ (a)48,000	$47,771
5.31%, 12/11/06 - 12/18/06	(a)220,000	218,556
5.33%, 4/10/07	(a)115,000	112,337
5.35%, 3/26/07	(a)177,000	173,264
5.36%, 2/20/07	(a)39,000	38,366
Solitaire Funding LLC
5.29%, 12/4/06	(a)115,000	114,445
5.38%, 4/12/07	(a)97,000	94,708
		3,473,468
Banking (0.3%)
Bank of America Corp.
5.45%, 12/15/06	60,000	59,603
Diversified Financial Services (1.0%)
General Electric Capital Corp.
5.35%, 3/26/07	90,000	88,100
Nestle Capital Corp.
5.40%, 7/30/07 - 7/31/07	(a)85,000	81,674
		169,774
Finance — Automotive (0.6%)
Toyota Motor Credit Corp.
5.30%, 12/14/06	100,000	99,371
Finance — Corporate (0.5%)
Citigroup Funding, Inc.
5.29%, 11/21/06	80,000	79,766
Investment Bankers/Brokers/Services (2.5%)
Bear Stearns Cos., Inc.
5.39%, 6/28/07	(b)300,000	300,000
5.46%, 11/28/06	(b)150,000	150,000
		450,000
Total Commercial Paper (Cost $9,472,448)		9,472,448
Corporate Notes (2.0%)
Asset Backed — Securities (1.1%)
Links Finance LLC
5.00%, 3/12/07	(a)65,000	65,000
5.17%, 3/16/07	(a)67,500	67,498
5.37%, 5/2/07	(a)65,000	64,998
		197,496
Investment Bankers/Brokers/Services (0.7%)
Merrill Lynch & Co., Inc.
5.37%, 9/14/07	40,000	40,011
5.40%, 11/9/06	75,000	75,004
		115,015
Major Banks (0.2%)
U.S. Bank NA
2.87%, 2/1/07	38,000	37,795
Total Corporate Notes (Cost $350,306)		350,306
Extendible Notes (4.6%)
Banking (0.8%)
Fifth Third Bancorp.
5.37%, 11/23/07	(a)(b)150,000	150,000
Diversified Financial Services (2.3%)
General Electric Capital Corp.
5.36%, 11/9/06 - 3/9/07	$155,000	$155,062
5.37%, 12/29/06	(b)125,000	125,023
5.40%, 7/9/07	(b)120,000	120,092
		400,177
Investment Bankers/Brokers/Services (1.5%)
Merrill Lynch & Co., Inc.
5.40%, 9/15/10	(a)(b)175,000	175,000
5.48%, 5/29/07	(a)(b)90,000	89,979
		264,979
Total Extendible Notes (Cost $815,156)		815,156
Floating Rate Notes (22.5%)
Asset Backed — Securities (10.7%)
CC USA, Inc.
5.37%, 2/22/07	(a)(b)150,000	150,016
5.39%, 5/18/07	(a)(b)125,000	124,993
5.40%, 7/18/07	(a)(b)255,000	254,964
Cullinan Finance Corp.
5.37%, 9/17/07	(a)(b)250,000	249,967
5.40%, 9/28/07	(a)(b)220,000	219,980
Dorada Finance, Inc.
5.39%, 5/25/07	(a)(b)100,000	99,994
5.40%, 8/7/07	(a)(b)110,000	109,992
Links Finance LLC
5.37%, 11/14/06 - 3/1/07	(a)(b)125,000	125,013
5.40%, 3/29/07 - 8/8/07	(a)(b)390,000	389,982
5.41%, 10/9/07	(a)(b)75,000	74,993
5.44%, 5/25/07	(a)(b)100,000	99,994
		1,899,888
Banking (1.4%)
HSBC USA, Inc.
5.38%, 7/27/07	(a)(b)70,950	70,968
Wachovia Bank NA
5.40%, 9/28/07	(a)(b)40,000	40,009
Wells Fargo Bank NA
5.37%, 5/8/07	(a)(b)140,000	140,000
		250,977
Diversified Financial Services (1.1%)
General Electric Capital Corp.
5.35%, 12/29/06	(a)(b)200,000	200,000
Finance — Automotive (1.5%)
Toyota Motor Credit Corp.
5.50%, 8/3/07	(a)(b)125,000	125,011
5.45%, 6/28/07	(a)(b)150,000	149,989
		275,000
Insurance (0.9%)
John Hancock Global Funding II
5.45%, 2/23/07	(a)(b)115,550	115,587
New York Life Global Funding
5.45%, 2/26/07	(a)(b)46,500	46,512
		162,099

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Portfolio of Investments (cont’d)
Prime Portfolio

	Face Amount (000)	Value (000)
Investment Bankers/Brokers/Services (5.2%)
Bank of America Corp.
5.39%, 12/31/49	$ (a)(b)273,500	$273,500
Goldman Sachs Group, Inc.
5.51%, 3/6/07 - 8/9/07	(a)(b)350,000	350,000
Merrill Lynch & Co., Inc.
5.44%, 5/29/07 - 7/6/07	(a)(b)300,000	300,048
		923,548
Major Banks (1.7%)
Bank of America Corp.
5.39%, 4/18/07	(b)200,000	200,000
Fifth Third Bancorp.
5.35%, 11/6/06	(a)(b)105,000	105,000
		305,000
Total Floating Rate Notes (Cost $4,016,512)		4,016,512
Time Deposit (3.2%)
National City Bank
5.34%, 11/1/06 (Cost $572,795)	572,795	572,795
Repurchase Agreements (10.9%)

Banc of America Securities LLC, 5.33%, dated 10/31/06, due 11/1/06, repurchase price $238,035; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Abbot Lab., due 11/1/06; Air Products & Chemistry, due 1/11/06; Aluminum Co., due 12/11/06; Anglesea Funding, due 11/30/06; Aquifer Funding, due 11/3/06; Archer Daniels, due 11/6/06; Atomium Funding, due 11/1/06; Autobahn Funding, due 11/1/06 to 11/15/06; Barclays Capital Co., due 11/22/06; Caisse Cent Desdadi, due 11/1/06; Centrica plc., due 11/2/06; Cimarron CDO Ltd., due 11/2/06; Citigroup, due 11/13/06 to 3/12/07; Colonial Pipeline, due 11/16/06; Davenport CDO, due 11/8/06 to 11/17/06; Ebury Finance, due 12/21/06; Freedom PK,11/17/06; General Electric Capital Corp., 11/30/06 to 2/12/07; Genworth Financial, Inc., 12/13/06,Giro Balanced Funding Corp., due 11/8/06 to 1/22/07; Giro Funding Corp., due 11/13/06; International Lease Finance, due 11/10/06 to 2/15/07; Intesa Funding LLC, due 11/21/06; Irish Life & Permanent Treasury, due 12/13/06 to 4/4/07; Kimberly - Clark Worldwide, Inc., due 11/1/06 to 11/6/06; Main Street Warehouse, due 11/2/06 to 11/17/06; McKinley II, due 11/20/06; Mint II LLC, due 11/1/06 to 12/5/06; Mitsui & Co., Inc., due 1/11/07 to 1/30/07; Mortgage Interest, due 11/1/06; National Rural Utilities Cooperative Finance Corp., 11/8/06; Nelnet Student Asset, due 1/9/07; New Center Asset Trust, due 11/7/06 to 12/7/06; NTH Sea, due 11/13/06 to 11/17/06; Northwest National Gaz Co., due 11/20/06; Paccar Financial Corp., due 11/7/06 to 1/25/07; Park Granada LLC, due 11/15/06; Park Sienna LLC, due 11/15/06; Parker Hannifin Financial Corp., due 11/22/06 to 11/27/06; Perry Global Funding Ltd., due 11/10/06 to  12/1/06; Ranger Funding Co., LLC, due 11/29/06 to 12/12/06; Reckitt Benckiser, due 1/17/07; Southern Co. Funding Corp., due 11/1/06 to 11/16/06; Sprintab AB, due 11/3/06; UBS Finance Delaware LLC, due 11/7/06 to 1/2/07; Xtra, Inc., due 11/7/06 to 12/1/06; Yorktown Capital LLC, due 11/2/06 to 11/13/06, valued at $242,760.

	$238,000	$238,000
Bear Stearns Cos., Inc., 5.31%, dated 10/31/06, due 11/1/06, repurchase price $300,044; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 5.00% to 7.50%, due 7/1/17 to 11/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% to 8.00%, due 10/1/08 to 10/1/36, valued at $306,002.	300,000	300,000
Bear Stearns Cos., Inc., 5.43%, dated 10/31/06, due 11/1/06, repurchase price $200,030; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 5.00% to 7.00%, due 11/1/13 to 10/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% to 8.00%, due 5/1/18 to 10/1/36, valued at $204,000.	200,000	200,000

Deutsche Bank Securities, Inc., 5.37%, dated 10/31/06, due 11/1/06, repurchase price $250,037; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Austria Corp., due 11/22/06; Blue Spice, due 1/4/07; Britannia Building Soc., due 1/24/07; Fox Tror CDO Ltd., due

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Portfolio of Investments (cont’d)
Prime Portfolio

	Face Amount (000)	Value (000)
4/11/07; Giro Balanced Funding Corp., due 11/27/06; Rhein Main, due 11/20/06; Stanfield Victoria Funding LLC, due 11/27/06; Versailles CDS LLC, due 11/21/06, valued at $255,000.	$250,000	$250,000
Goldman Sachs Group, Inc., 5.31%, dated 10/31/06, due 11/1/06, repurchase price $125,018; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 6.00% to 6.21%, due 10/1/36 to 10/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: 5.87% to 6.33%, due 10/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 5.15%, due 12/1/19, valued at $127,500.	125,000	125,000

Goldman Sachs Group, Inc., 5.34%, dated 10/31/06, due 11/1/06, repurchase price $500,074; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Adiro 05, due 12/15/06; Altius I Funding, due 12/12/06; Britannia Building Securities, due 12/8/06; Corporate Asset Funding Co., LLC, due 1/9/07; Check Point, due 11/6/06 to 1/11/07; Corporate Asset, due 11/21/06; La Fayette Asset Securities, due 12/15/06; Manhattan Asset Funding Trust, due 11/7/06 to 11/22/06; Rhineland Capital Funding, due 2/9/07; Sierra Funding Ltd., due 12/12/06; Statens Bostads Financial, due 4/16/07; Target Corp., 11/1/06; Telstra Corp. Ltd., 12/12/06, valued at $510,000.

	500,000	500,000

Lehman Brothers, Inc., 5.34%, dated 10/31/06, due 11/1/06, repurchase price $200,030; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Amsterdam Funding Co., due 1/12/07; American General Finance, due 3/1/07; Atlantis Two Funding, due 11/2/06; Beethoven Funding Corp., due 11/14/06; Belmont Funding, due 11/1/06; Britannia Building Securities., due 1/18/07; Cintas Exect Ser., due 11/1/06; Crown Point Capital, due 3/7/07; Cobbler Funding LLC, due 1/10/07 to 2/9/07; Consolidated Edison, due 11/1/06; Countrywide Financial Corp., due 11/1/06; East-Fleet Finance Ltd., due 11/15/06; Fairway Finance, due 11/27/06 to 11/30/06; Golden Fish LLC, due 11/15/06 to 11/16/06; Gotham Funding, due 11/15/06; Hannover Funding Co., due 11/1/06 to 11/20/06; Koch Resources LLC, due 11/6/06 to 11/10/06; Kredietbank NA, due 1/12/07; Lake Constance Funding, due 11/6/06; Mica Funding LLC, due 11/1/06 to 11/22/06; Nieuw Amsterdam Receivables Corp., due 11/1/06 to 1/25/07; Skandinaviska, due 12/8/06; Spintab AB, due 11/3/06 to 1/4/07; Versailles CDS LLC, due 11/6/06; Victory Receivables, due 11/22/06; Waterfront Funding, due 11/1/06, valued at $204,000.

	$200,000	$200,000

Lehman Brothers, Inc., 5.45%, dated 10/31/06, due 11/1/06, repurchase price $125,019; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Atlantis Two Funding, due 11/17/06; Bavaria Funding, due 11/10/06 to 11/20/06; Beethoven Funding Corp., due 11/1/06; Belmont Funding, due 11/1/06; Cobbler Funding LLC, due 11/15/06; Compass Securitization, due 11/29/06; Concord Minutemen Capital Co., LLC, due 11/6/06; East- Fleet Finance Ltd., due 11/8/06; FPL Capital, Inc., due 11/14/06; Hannover Funding Co., due 11/27/06; IBM Corp., due 11/7/06; Lake Constance Funding, due 11/30/06; Mica Funding LLC, due 11/6/06; Skandinaviska Enskilda, due 11/15/06 to 11/27/06; Versailles CDS LLC, due 12/19/06; Victory Receivables, due 11/7/06, valued at $127,500.

	125,000	125,000
Total Repurchase Agreements (Cost $1,938,000)		1,938,000
Total Investments (100.2%) (Cost $17,827,714)		17,827,714
Liabilities in Excess of Other Assets (-0.2%)		(31,951)
Net Assets (100%)		$17,795,763

(a)                          144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                       Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2006.

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Investment Overview (unaudited)
Government Portfolio

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Performance

For the fiscal year ended October 31, 2006, the Portfolio’s Institutional Share Class had a total return of 4.87%. For the seven-day period ended October 31, 2006, the Portfolio’s Institutional Share Class provided an annualized current yield of 5.24%, while its 30-day moving average annualized yield was 5.23%.

Factors Affecting Performance

Throughout most of the fiscal period under review, the Federal Open Market Committee (“FOMC”) continued its pattern of raising short-term rates begun in June of 2004. From November 2005 through June 2006, the Federal Reserve (the “Fed”) increased its target rate for federal funds from 3.75% to 5.25% in six steps of 25 basis points each. Given signs of moderating economic growth, a cooling housing market and the lagged effect of monetary policy action already taken, the Fed left its target federal funds rate unchanged at its August, September and October 2006 meetings.

As the fiscal period began, economic growth was relatively weak largely due to the negative impact of hurricane Katrina. Fourth quarter 2005 real gross domestic product (“GDP”) grew by only a 1.8% annualized rate. GDP growth strongly rebounded in the first quarter of 2006 to 5.6%, only to moderate during the second and third quarters of 2006 at 2.6% and 1.6% (preliminary estimate), respectively. Despite slowing economic growth, the U.S. unemployment rate dropped to 4.4% for October 2006, representing a five-year low and an improvement from the 4.9% unemployment rate that existed when the fiscal period commenced. During the fiscal period, measures of core inflation remained at a level higher than the Fed’s stated comfort zone.

Management Strategies

As of October 31, 2006, the Portfolio had net assets of approximately $3.0 billion and an average maturity of 21 days. As of the end of October, roughly 78% of the Portfolio was invested in overnight and term repurchase agreements, 11% in floating rate obligations and 11% in fixed rate obligations.

Over the past fiscal year, we have continued to follow primarily a strategy of concentrating our investments in either fixed rate securities that mature or floating rate notes that reset near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in overnight and term repurchase agreements and floating rate notes. Later in the fiscal period, as signs of moderating economic growth became more prevalent, we also selectively added several positions in discount notes or debentures in the 4-month or longer portion of the money market curve.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E) in the Notes to Financial Statements. Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2006 Annual Report

October 31, 2006

Investment Overview (cont’d)
Government Portfolio

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Institutional Class
Actual	$1,000.00	$1,026.20	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Service Class
Actual	$1,000.00	$1,026.00	$0.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.45	0.77

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Investor Class
Actual	$1,000.00	$1,025.70	$1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	1.02

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Administrative Class
Actual	$1,000.00	$1,025.40	$1.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.95	1.28

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Advisory Class
Actual	$1,000.00	$1,024.90	$1.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period May 1, 2006 — October 31, 2006
Participant Class
Actual	$1,000.00	$1,023.60	$3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

2006 Annual Report

October 31, 2006

Portfolio of Investments
Government Portfolio

	Face Amount (000)	Value (000)
U.S. Government & Agency Securities (22.3%)
Federal Farm Credit Bank
5.23%, 6/16/08	$ (b)40,000	$39,981
5.25%, 2/12/07	(b)30,000	29,999
5.26%, 12/28/06	(b)40,000	39,999
5.27%, 3/22/07	(b)25,000	24,997
7.21%, 4/4/07	2,550	2,571
Federal Home Loan Bank
2.20%, 1/10/07	2,085	2,073
2.75%, 11/15/06 - 12/15/06	13,375	13,344
3.00%, 2/5/07	2,000	1,990
3.13%, 11/15/06	1,500	1,499
3.20%, 11/29/06	11,640	11,627
3.30%, 3/22/07	(c)1,000	992
3.75%, 5/15/07	5,000	4,962
4.00%, 4/5/07	1,500	1,492
4.20%, 1/19/07	2,000	1,995
4.88%, 2/13/07	1,100	1,098
4.89%, 3/5/07	22,000	21,990
5.21%, 1/10/08 - 4/10/08	(b)55,000	54,967
5.25%, 12/29/06	(b)20,000	19,998
5.27%, 12/13/06	(b)20,000	19,999
5.30%, 11/19/07	10,000	10,000
5.31%, 8/10/07	(b)25,000	24,993
5.33%, 11/14/07	10,000	9,999
5.50%, 10/2/07	15,000	15,000
Federal Home Loan Mortgage Corp.
Zero Coupon, 11/14/06 - 5/29/07	39,970	39,619
2.05%, 1/2/07	2,718	2,702
2.25%, 12/4/06	7,275	7,257
2.38%, 2/15/07	14,940	14,814
2.43%, 3/23/07	5,000	4,947
2.75%, 3/28/07	5,000	4,948
2.88%, 5/15/07	3,210	3,171
3.00%, 12/15/06	2,000	1,995
3.75%, 3/15/07 - 4/15/07	37,000	36,741
3.80%, 12/27/06	7,000	6,991
4.13%, 4/2/07	10,000	9,948
4.50%, 4/18/07	10,000	9,966
4.50%, 5/17/07	(b)4,359	4,343
4.88%, 3/15/07	7,275	7,267
5.24%, 12/27/06 - 7/6/07	(b)29,000	28,992
5.25%, 6/22/07 - 9/17/07	(b)60,000	59,987
Federal National Mortgage Association
Zero Coupon, 4/27/07- 1/26/07	6,503	6,362
2.35%, 4/5/07	1,290	1,274
2.71%, 1/30/07	2,050	2,037
2.75%, 7/23/07	10,750	10,557
3.25%, 5/11/07- 12/21/06	6,500	6,446
3.50%, 12/28/06	2,600	2,594
3.55%, 2/16/07	9,695	9,643
3.63%, 3/15/07	15,550	15,448
3.88%, 5/15/07	4,000	3,970
4.00%, 2/22/07	$1,025	$1,020
5.25%, 4/15/07	4,162	4,162
7.13%, 3/15/07	5,067	5,098
Total U.S. Government & Agency Securities (Cost $667,864)		667,864
Repurchase Agreements (78.6%)
Banc of America LLC, 5.31%, dated 10/31/06, due 11/1/06, repurchase price $312,271; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 5.65%, due 9/1/36; Federal National Mortgage Association, Adjustable Rate Mortgages: 7.07% to 7.93%, due 8/1/35; Federal National Mortgage Association, Conventional Pool: 6.50%, due 8/1/36, valued at $318,470.	312,225	312,225
Barclays Inc., 5.31%, dated 10/31/06, due 11/1/06, repurchase price $160,024; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.44%, due 2/1/34; Federal National Mortgage Association, Adjustable Rate Mortgage: 4.60%, due 11/1/35, valued at $163,200.	160,000	160,000
Bear Stearns Cos., Inc., 5.31%, dated 10/31/06, due 11/1/06, repurchase price $520,077; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 4.50% to 7.50%, due 9/1/16 to 10/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 7.50%, due 9/1/08 to 10/1/36, valued at $530,404.	520,000	520,000
CS First Boston LLC, 5.32%, dated 10/31/06, due 11/1/06, repurchase price $415,061; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 5.00% to 6.50%, due 4/1/08 to 11/1/36; Federal Home Loan Mortgage Corp., Conventional Pool: 8.75%, due 5/1/08; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% to 9.50%, due 3/1/08 to 10/1/36, valued at $423,303.	415,000	415,000

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Portfolio of Investments (cont’d)
Government Portfolio

	Face Amount (000)	Value (000)
CS First Boston LLC, 5.39%, dated 8/4/06, due 1/31/07, repurchase price $25,674; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 6.00%, due 10/1/36; Federal National Mortgage Association, Fixed Rate Mortgage: 6.00%, due 4/1/35, valued at $25,500.	$25,000	$25,000
CS First Boston LLC, 5.45%, dated 8/4/06, due 1/31/07, repurchase price $20,545 fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 6.00%, due 10/1/36; Federal National Mortgage Association, Fixed Rate Mortgage: 6.50%, due 7/1/36, valued at $20,403.	20,000	20,000
Deutsche Bank Securities, Inc., 5.27%, dated 10/26/06, due 12/29/06, repurchase price $20,187; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 3.89% to 4.59%, due 8/1/33 to 9/1/35; Government National Mortgage Association, Fixed Rate Mortgage: 5.50%, due 10/15/35 to 11/15/35, valued at $20,400.	20,000	20,000
Deutsche Bank Securities, Inc., 5.28%, dated 10/23/06, due 1/22/07, repurchase price $30,400; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 3.89% to 4.59%, due 8/1/33 to 9/1/35; Government National Mortgage Association, Fixed Rate Mortgage: 5.50%, due 10/15/35 to 11/15/35, valued at $30,600.	30,000	30,000
Goldman Sachs Group, Inc., 5.31%, dated 10/31/06, due 11/1/06, repurchase price $525,077; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Gold Pool: 6.00%, due 9/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% to 7.00%, due 9/1/18 to 9/1/35, valued at $535,500.	525,000	525,000
UBS Securities LLC, 5.27%, dated 10/3/06, due 1/3/07, repurchase price $25,337; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 6.50%, due 4/1/18 to 7/1/35, valued at $25,503.	25,000	25,000
UBS Securities LLC, 5.30%, dated 9/11/06, due 12/11/06, repurchase price $20,268; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00%, due 9/1/35, valued at $20,400.	$20,000	$20,000
UBS Securities LLC, 5.39%, dated 8/3/06, due 11/1/06, repurchase price $25,337; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association: 6.00%, due 7/1/34; Federal Government Loan Mortgage Corp.: 6.00%, due 7/1/36, valued at $25,503.	25,000	25,000

Wachovia Capital Markets LLC, 5.31%, dated 10/31/06, due 11/1/06, repurchase price $250,037; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.50% to 6.00%, due 2/1/14 to 4/1/36; Federal Home Loan Mortgage Corp., Conventional Pools: 4.99% to 7.35%, due 7/1/33 to 7/1/35; Government National Mortgage Association, Fixed Rate Mortgages: 5.00% to 7.00%, due 10/20/18 to 11/15/41, Federal National Mortgage Association, Adjustable Rate Mortgages: 3.84% to 7.27%, due 6/1/07 to 12/1/34, valued at $255,000.

	250,000	250,000
Total Repurchase Agreements (Cost $2,347,225)		2,347,225
Total Investments (100.9%) (Cost $3,015,089)		3,015,089
Liabilities in Excess of Other Assets (-0.9%)		(27,447)
Net Assets (100%)		$2,987,642

(b)                         Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2006.

(c)                          Step Bond — Coupon rate increases in increments of maturity. Rate disclosed is as of October 31, 2006. Maturity date disclosed is the ultimate maturity date.

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Investment Overview (unaudited)
Treasury Portfolio

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities.

Performance

For the fiscal year ended October 31, 2006, the Portfolio’s Institutional Share Class had a total return of 4.82%. For the seven-day period ended October 31, 2006, the Portfolio’s Institutional Share Class provided an annualized current yield of 5.26%, while its 30-day moving average annualized yield was 5.26%.

Factors Affecting Performance

Throughout most of the fiscal period under review, the Federal Open Market Committee (“FOMC”) continued its pattern of raising short-term rates begun in June of 2004. From November 2005 through June 2006, the Federal Reserve (the “Fed”) increased its target rate for federal funds from 3.75% to 5.25% in six steps of 25 basis points each. Given signs of moderating economic growth, a cooling housing market and the lagged effect of monetary policy action already taken, the Fed left its target federal funds rate unchanged at the August, September and October 2006 meetings.

As the fiscal period began, economic growth was relatively weak largely due to the negative impact of hurricane Katrina. Fourth quarter 2005 real gross domestic product (“GDP”) grew by only a 1.8% annualized rate. GDP growth strongly rebounded in the first quarter of 2006 to 5.6% only to moderate during the second and third quarters of 2006 at 2.6% and 1.6% (preliminary estimate), respectively. Despite slowing economic growth, the U.S. unemployment rate dropped to 4.4% for October 2006, representing a five-year low and an improvement from the 4.9% unemployment rate that existed when the fiscal period commenced. During the fiscal period, measures of core inflation remained at a level higher than the Fed’s stated comfort zone.

Management Strategies

As of October 31, 2006, the Portfolio had net assets of approximately $80.0 million and a weighted average maturity of 2 days. As of the end of October, roughly 99% of the Portfolio was invested in overnight repurchase agreements, along with 1% held in direct treasury obligations.

Over the past fiscal year, we have continued to follow primarily a strategy of concentrating maturing investments near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in overnight and term repurchase agreements backed by treasury collateral.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E) in the Notes to Financial Statements. Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Institutional Class
Actual	$1,000.00	$1,026.10	$0.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.45	0.77

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2006 Annual Report

October 31, 2006

Investment Overview (cont’d)
Treasury Portfolio

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Service Class
Actual	$1,000.00	$1,025.80	$0.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.55	0.66

*                                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.13%,  multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Investor Class
Actual	$1,000.00	$1,025.50	$0.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.92

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.18%,  multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Administrative Class
Actual	$1,000.00	$1,025.30	$1.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.05	1.17

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Advisory Class
Actual	$1,000.00	$1,024.80	$1.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.54	$1.68

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Participant Class
Actual	$1,000.00	$1,023.50	$2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	$2.91

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 — October 31, 2006
Cash Management Class
Actual	$1,000.00	$1,024.50	$1.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.29	$1.94

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*      Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2006 Annual Report

October 31, 2006

Portfolio of Investments
Treasury Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (1.1%)
U.S. Treasury Bills
5.00%, 1/4/07 - 3/8/07	$300	$296
5.01%, 1/18/07	100	99
5.05%, 1/25/07	100	99
5.06%, 2/22/07 - 3/1/07	200	197
5.08%, 4/12/07	100	98
U.S. Treasury Note
3.38%, 2/28/07	100	99
Total U.S. Treasury Securities (Cost $888)		888
Repurchase Agreements (99.2%)
Banc of America LLC, 5.26%, dated 10/31/06, due 11/1/06, repurchase price $15,952; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, Zero Coupon, due 4/19/07, valued at $16,270.	15,950	15,950
Barclays Capital Inc., 5.26%, dated 10/31/06, due 11/1/06, repurchase price $15,952; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.75%, due 8/15/07, valued at $16,269.	15,950	15,950
CS First Boston LLC, 5.26%, dated 10/31/06, due 11/1/06, repurchase price $16,002; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.25%, due 2/15/07, valued at $16,320.	16,000	16,000
Deutsche Bank Securities, Inc., 5.27%, dated 10/31/06, due 11/1/06, repurchase price $16,079; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 2.00%, due 7/15/14, valued at $16,399.	16,077	16,077
Merrill Lynch & Co., Inc., 5.25%, dated 10/31/06, due 11/1/06, repurchase price $15,402; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.50%, due 11/15/15, valued at $15,713.	15,400	15,400
Total Repurchase Agreements (Cost $79,377)		79,377
Total Investments (100.3%) (Cost $80,265)		80,265
Liabilities in Excess of Other Assets (-0.3%)		(263)
Net Assets (100%)		$80,002

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Investment Overview (unaudited)
Tax-Exempt Portfolio

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax.

Performance

For the fiscal year ended October 31, 2006, the Portfolio’s Institutional Share Class had a total return of 3.27%. For the seven-day period ended October 31, 2006, the Portfolio’s Institutional Share Class provided an annualized current yield of 3.48%, while its 30-day moving average annualized yield was 3.44%.

Factors Affecting Performance

The Federal Open Market Committee (“FOMC”) continued to pursue its tightening policy throughout much of the 12-month reporting period, raising the target federal funds rate in 25 basis point increments at each of its meetings to 5.25% by the end of June. In the months that followed, economic growth moderated and inflation concerns eased, prompting the Federal Reserve (the “Fed”) to end its record two-year run of 17 consecutive rate increases.

In response to Fed actions, tax-exempt money market yields as measured by 30-day commercial paper rose more than 35 percent during the first eight months of the period. Along with the pause by the Fed after its June meeting, yields leveled out during the final four months of the period.

The rising-rate environment led money market securities with the shortest maturities to perform particularly well during the period. Higher short-term rates spurred demand for tax-exempt money market instruments, particularly variable-rate securities which adjust their yields in response to changing interest rates. At the same time, new-issue supply declined, further fueling performance of the short-term municipal market. Tightening supply conditions did, however, cause the relationship of tax-exempt yields to taxable yields to become less favorable at various times during the period. As such, overall growth of tax-exempt money market funds was less robust than that of taxable money market funds.

Management Strategies

In anticipation of ongoing rate increases, we continued to conservatively manage the Portfolio, favoring securities with daily and weekly rate reset features for much of the period. This strategy allowed for added flexibility and liquidity, enabling the Portfolio to capture higher yields.

In the latter months of the period, as interest rates stabilized, we began to look for opportunities to extend the weighted average maturity (“WAM”) of the Portfolio to lock in favorable yields. We did so by seeking out investments in longer maturity three-, six-, and nine-month fixed-rate securities such as commercial paper, notes and bonds. This strategy was also additive to performance. Investment commitments beyond nine months were largely avoided because of remaining uncertainty on the course of monetary policy as well as less attractive yield ratios relative to taxable securities of comparable maturity.

As of the end of the period, the Portfolio’s WAM was 15 days. Variable-rate securities represented 84% of holdings while commercial paper and fixed-rate notes and bonds were 10% and 6% of holdings, respectively.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E) in the Notes to Financial Statements. Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and

2006 Annual Report

October 31, 2006

Investment Overview (cont’d)
Tax-Exempt Portfolio

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Institutional Class
Actual	$1,000.00	$1,017.40	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Service Class
Actual	$1,000.00	$1,017.20	$0.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.45	0.77

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Investor Class
Actual	$1,000.00	$1,016.90	$1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	1.02

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Administrative Class
Actual	$1,000.00	$1,016.70	$1.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.95	1.28

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Advisory Class
Actual	$1,000.00	$1,016.10	$1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Participant Class
Actual	$1,000.00	$1,014.90	$3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2006 —
	Account Value	October 31,	October 31,
	May 1, 2006	2006	2006
Cash Management Class
Actual	$1,000.00	$1,015.90	$2.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.19	2.04

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*      Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2006 Annual Report

October 31, 2006

Portfolio of Investments
Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (98.0%)
Commercial Paper (10.0%)
Burke County Development Authority, GA, Oglethorpe Power Corp., Series 1998 B (Ambac) 3.62%, 12/28/06	$7,000	$7,000
Cape Coral, FL, Capital Improvement, Series 2004 3.60%, 11/7/06	5,560	5,560
Clark County, NV, Motor Vehicle Fuel Tax, Series 2005 A 3.62%, 11/15/06	6,000	6,000
Houston, TX, Combined Utility System, Series 2004 A 3.52%, 1/18/07	11,100	11,100
Intermountain Power Agency, UT, 1997, Series B-1 3.55%, 11/30/06	10,000	10,000
Kentucky Asset Liability Commission, General Fund Second, Series 2005 A-2 3.60%, 1/17/07	4,200	4,200
Las Vegas Valley Water District, NV, Water, Series 2004 B 3.62%, 1/18/07	2,000	2,000
Maryland Health & Higher Educational Facilities Authority, John Hopkins Health System, Series, 2004 A 3.65%, 11/1/06	20,000	20,000
Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Series B 3.60%, 1/22/07	4,000	4,000
San Antonio, TX, Water System, Series 2001 A
3.57%, 11/15/06	5,000	5,000
3.58%, 11/7/06	5,000	5,000
Texas Public Finance Authority, Series 2002 B 3.55%, 1/30/07	10,000	10,000
		89,860
Daily Variable Rate Bonds (14.5%)
Allegheny County Higher Education Building Authority, PA, Carnegie Mellon University, Series 1998 3.59%, 12/1/33	24,200	24,200
Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System, Series 2005 B 3.60%, 1/15/26	14,610	14,610
Harris County Health Facilities Development Corp., TX, Methodist Hospital System, Series 2006 A 3.65%, 12/1/32	19,400	19,400
Harris County Health Facilities Development Corp., TX, Texas Medical Center, Series B (FSA) 3.65%, 5/15/29	15,330	15,330
Kentucky Public Energy Authority Inc., Gas Supply, Series 2006 A 3.65%, 8/1/16	42,600	42,600
Mount Vernon, IN, Pollution Control & Solid Waste Disposal General Electric Co., Series 2004 3.62%, 12/1/14	$13,900	$13,900
		130,040
Municipal Bonds & Notes (5.2%)
Cobb County, GA, Series 2006 TANs 4.50%, 12/29/06	2,000	2,003
Gwinnett County School District, GA, Series 2006 TANs 4.50%, 12/29/06	2,500	2,504
Hastings, NY, Series 2006 BANs 4.25%, 7/13/07	3,000	3,004
Marlboro Central School District, NY, Series 2006 C BANs 4.25%, 12/22/06	2,355	2,357
Maryland Community Development Administration, Department of Housing & Community Development Residential Notes, Series 2005 F 3.12%, 11/24/06	7,000	7,000
Merrimack County, NH, Series 2006 TANs 4.50%, 12/28/06	2,500	2,503
Montgomery County Housing Opportunities Commission, MD, Single Family, Series 2005 E 4.50%, 12/29/06	2,000	2,003
New Jersey, Series 2007 A TRANs 4.50%, 6/22/07	5,000	5,030
Pioneer Valley Transit Authority, MA, Series 2006 RANs 4.50%, 8/3/07	2,500	2,509
Roosevelt Union Free School District, NY, Series 2006 BANs 4.50%, 11/28/06	2,500	2,501
Spartanburg County School District, SC, Series 2005 BANs 5.25%, 11/16/06	10,000	10,008
Texas, Series 2006 TRANs 4.50%, 8/31/07	4,000	4,029
Worcester, MA, Series 2006 BANs 4.50%, 11/10/06	1,500	1,500
		46,951
Put Option Bonds (1.0%)
Oklahoma Water Resources Board, State Loan, Series 2001 3.55%, 10/1/34	4,220	4,220
Plaquemines Port Harbor & Terminal District, LA, Chevron Pipe Line Co., Series 1984 3.85%, 9/1/08	4,700	4,700
		8,920

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Portfolio of Investments (cont’d)
Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (67.3%)
Albuquerque, NM, Affordable Housing Refg, Series 2000 (MBIA) 3.60%, 7/1/30	$5,125	$5,125
Atlanta, GA, Water & Wastewater, Series 2004, Floater-TRs, Series 2006 K2 (FSA) 3.61%, 11/1/43	4,500	4,500
Broward County Health Facilities Authority, FL, Henderson Mental Health Center, Series 2004 3.62%, 7/1/29	5,100	5,100
Cary, NC, Series 2006 3.54%, 6/1/27	4,100	4,100
Centerra Metropolitan District No. 1, CO, Series 2004 3.59%, 12/1/29	4,100	4,100
Charlotte, NC, Convention Facility, Series 2003 B COPs 3.57%, 12/1/21	5,000	5,000
Chicago, IL, Chicago O’Hare International Airport Third Lien Series 2005 C (CIFG) 3.56%, 1/1/35	7,400	7,400
Chicago, IL, Chicago O’Hare International Airport Third Lien Series 2005 D (CIFG) 3.56%, 1/1/35	8,000	8,000
Chicago Board of Education, IL, Series 2004 D (FSA) 3.57%, 3/1/23	11,030	11,030
Chicago Metropolitan Water Reclamation District, IL, Series 2002 E 3.59%, 12/1/22	2,000	2,000
Coastal Bend Health Facilities Development Corp., TX, Christus Health, Series 2005 Subseries B-3 (Ambac) 3.55%, 7/1/41	5,000	5,000
Colorado Educational & Cultural Facilities Authority, CO, Pueblo Serra Worship Holdings, Series 2006 3.60%, 3/1/37	7,000	7,000
Colorado Health Facilities Authority, Catholic Health Initiatives, Series 2004 B-4 3.58%, 3/1/23	1,200	1,200
Colorado Health Facilities Authority, NCMC Inc., Series 2005 (FSA) 3.56%, 5/15/24	4,345	4,345
Colorado Springs, CO, Utilities System, Sub Lien, Series 2004 A 3.57%, 11/1/23	29,050	29,050
Columbus Development Authority, GA, Student Housing Facilities, Series 2005 A 3.60%, 9/1/30	5,425	5,425
Cook County, IL, Series 2002 D P-FLOATs PT-1522 (Ambac) 3.60%, 11/15/20	7,300	7,300
DeKalb County, GA, Water & Sewerage, Series 2006 B Floaters, Series 17 (FSA) 3.60%, 10/1/35	8,500	8,500
DeKalb County, GA, Water & Sewerage, Series 2006 B Floaters, Series 69 (FSA) 3.60%, 10/1/32	9,610	9,610
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000 A 3.59%, 11/1/30	$6,700	$6,700
Detroit, MI, Water Supply System Refg, Second Lien, Series 2001-C (FGIC) 3.55%, 7/1/29	2,400	2,400
Florida Gas Utility, Gas Supply Acquisition No. 2, Series 2006 A-1 3.54%, 11/1/26	6,000	6,000
Fort Wayne, IN, Health Quest Realty X, Series 1993 A TOBs (FHA) 3.74%, 8/1/13	860	860
Franklin County, OH, Doctors OhioHealth Corp., Series 2001 A ROCs II-R, Series 55 3.60%, 6/1/17	9,835	9,835
Garland Health Facilities Development Corp., TX, Chambrel Club Hill, Series 2002 3.58%, 11/15/32	4,900	4,900
Glendale Heights, IL, Glendale Lakes, Series 2000 3.57%, 3/1/30	2,445	2,445
Hamilton County, OH, Twin Towers & Twin Lakes, Series 2003 A 3.59%, 7/1/23	5,000	5,000
Harris County Industrial Development Corp., TX, Baytank Inc., Series 1998 3.60%, 2/1/20	9,400	9,400
Harrisburg Authority, PA, Harrisburg School District, Series 2006 (FSA) 3.57%, 12/1/31	6,000	6,000
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Series 1999 (Ambac) 3.63%, 9/1/24	2,555	2,555
Illinois Finance Authority, CHF-DeKalb LLC at Northern Illinois University, Series 2006 A 3.62%, 7/1/38	4,500	4,500
Illinois Finance Authority, Rush University Medical Center, Series 2006 A-1 (MBIA) 3.55%, 11/1/35	3,000	3,000
Illinois Finance Authority, Village of Oak Park Residence, Series 2006 3.59%, 9/1/46	4,000	4,000
Illinois Housing Development Authority, Village Center Development, Series 2004 3.56%, 3/1/20	7,600	7,600
Illinois International Port District, Series 2003 3.62%, 1/1/23	3,500	3,500
Indiana Educational Facilities Authority, Bethel College, Series 2004 3.56%, 2/1/34	1,640	1,640
Indiana Health Facility Financing Authority, Clarian Health Obligated Group, Series 2000 C 3.59%, 3/1/30	2,500	2,500

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Portfolio of Investments (cont’d)
Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont’d)
Indiana Health Facility Financing Authority, Community Health Network, Series 2005 C 3.56%, 5/1/35	$10,000	$10,000
Infirmary Health System Special Care Facilities Financing Authority of Mobile, AL, Series 2006 B 3.58%, 2/1/40	2,100	2,100
Jackson Health Educational & Housing Facility Board, TN, Union University, Series 2005 3.57%, 7/1/19	5,500	5,500
Jacksonville Health Facilities Authority, FL, Charity Obligated Group, Series 1997 C (MBIA) 3.60%, 8/15/19	12,850	12,850
Kent Hospital Finance Authority, MI, Metropolitan Hospital, Series 2005 B 3.61%, 7/1/40	3,000	3,000
Knox County Health Educational & Housing Facility Board, TN, Webb School of Knoxville, Series 2006 3.57%, 8/1/26	7,000	7,000
Lancaster County Hospital Authority, PA, Willow Valley Retirement Communities, Series 2002 B (Radian) 3.59%, 12/1/07	5,350	5,350
Lehman Brothers Pooled Municipal Trust Receipts, KY, Jefferson County Christian Church Homes, Series 1994 Floater-TRs, Series 2005 F8 3.66%, 11/15/18	4,835	4,835
Massachusetts Development Finance Agency, Dana Hall School, Series 2004 3.57%, 6/1/34	2,500	2,500
Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Obligated Group, Series 2004 D (Assured Guaranty) 3.60%, 11/15/35	5,000	5,000
Merrillville, IN, Southlake Care Center, Series 1992 A TOBs (FHA) 3.74%, 7/1/11	495	495
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Series 2004 B1 P-FLOATs PA-1276 3.61%, 9/1/24	13,125	13,125
Murray, UT, IHC Health Services Inc., Series 2003 A 3.57%, 5/15/36	30,000	30,000
Nevada System of Higher Education, NV, PUTTERs, Series 1134 2005 B (Ambac) 3.60%, 7/1/13	5,285	5,285
New Castle County, DE, University Courtyard Apartments, Series 2005 3.61%, 8/1/31	4,900	4,900
New Hampshire Health & Education Facilities Authority, Crotched Mountain Rehabilitation Center, Series 2006 3.59%, 1/1/37	7,500	7,500
New Hampshire Health & Education Facilities Authority, Weeks Medical Center, Series 2005 A 3.56%, 7/1/35	$3,545	$3,545
New Hampshire Higher Educational Health & Facilities Authority, Riverwoods at Exeter, Series 1997 B 3.58%, 3/1/23	9,725	9,725
New York State Dormitory Authority, Mount St. Mary College, Series 2005 (Radian) 3.62%, 7/1/35	3,000	3,000
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004 3.59%, 7/1/19	4,900	4,900
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002 3.56%, 10/1/32	2,600	2,600
North Carolina Medical Care Commission, Mission- St. Joseph’s Health Systems, Series 2003 3.62%, 10/1/18	10,550	10,550
North Carolina, Series 2002 E 3.53%, 6/1/19	2,850	2,850
North Charleston, SC, Municipal Golf Course, Series 2003 3.63%, 5/1/24	11,100	11,100
Oak Park Heights, MN, Multifamily Boutwells Landing, Series 2005 3.59%, 11/1/35	4,500	4,500
Ohio, Common Schools, Series 2006 C 3.55%, 6/15/26	5,000	5,000
Omaha, NE, Eagle # 2004 001, Class A 3.61%, 4/1/26	1,000	1,000
Oregon Department of Administrative Services, COPs, Series 2005 B ROCs II-R, Series 7017 (FGIC) 3.60%, 11/1/23	2,985	2,985
Pennsylvania Turnpike Commission, Series 2002 A-1 3.60%, 12/1/30	9,100	9,100
Philadelphia Industrial Development Authority, PA. Inglis House, Series 1997 3.59%, 5/1/17	7,600	7,600
Phoenix Civic Improvement Corp., AZ, Civic Plaza Expansion, Series 2005 B FLOATERs, Series 84Z (FGIC) 3.63%, 7/1/38	5,505	5,505
Pima County Industrial Development Authority, AZ, El Dorado Hospital, Series 2004 3.59%, 4/1/38	1,000	1,000
Pine Ridge Village/Campus Heights LLC, AZ, Northern Arizona University, Series 2005 (FGIC) 3.58%, 6/1/33	3,000	3,000
Port St. Lucie, FL, Utility System, Series 2005 (MBIA) 3.56%, 9/1/35	2,200	2,200
Portsmouth, VA, Series 2005 A ROCs II-R, Series 6054 (MBIA) 3.60%, 4/1/13	3,160	3,160

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Portfolio of Investments (cont’d)
Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont’d)
Puttable Floating Option Tax-Exempt Receipts, OT, Series 2006 P-FLOATs EC-002 3.76%, 12/1/35	$17,785	$17,785
Raleigh, NC, Downtown Improvement, Series 2005 B COPs 3.55%, 2/1/34	7,000	7,000
Regional Transportation Authority, IL, Refg, Series 2005 B 3.60%, 6/1/25	3,445	3,445
Rhode Island Convention Center Authority, Refg, Series 2001 A (MBIA) 3.58%, 5/15/27	1,255	1,255
Rhode Island Economic Development Corp., Airport, Series 2005 C P-FLOATs PT-2953 (MBIA) 3.60%, 7/1/23	2,145	2,145
Rhode Island Health & Educational Building Corp., Meeting Street Center, Series 2005 3.58%, 6/1/35	4,300	4,300
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A 3.58%, 3/1/36	7,500	7,500
Rickenbacker Port Authority, OH, OASBO Expanded Asset Pooled Financing, Series 2002 A ROCs II-R, Series 591CE 3.60%, 7/1/26	5,620	5,620
Roaring Fork Municipal Products, WA, Washington, Class A Certificates, Series 2005-4 (FSA) 3.64%, 1/1/20	9,365	9,365
Sam Rayburn Municipal Power Agency, TX, Refg, Series 2002 P-FLOATs PT-2413 (Radian) 3.61%, 10/1/21	7,150	7,150
San Antonio, TX, TWater System, Sub Lien, Series 2003 B (MBIA) 3.59%, 5/15/33	5,050	5,050
South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park, Series 2002 3.62%, 5/1/32	5,400	5,400
South Carolina Jobs Economic Development Authority, Goodwill Industries, Series 2006 3.59%, 9/1/28	5,000	5,000
South Carolina Jobs Economic Development Authority, Oconee Memorial Hospital, Series 2005 A (Radian) 3.61%, 10/1/35	5,000	5,000
St. Joseph County, IN, Logan Community Resources, Series 2004 3.58%, 5/1/34	6,350	6,350
Tennergy Corp., TN, Gas, Series 2006 B PUTTERs, Series 1260B 3.61%, 11/1/13	15,000	15,000
Tennessee Energy Acquisition Corp., Gas, Series 2006 A ROCs II-R, Series 598 3.60%, 3/1/19	5,000	5,000
Umatilla County Hospital Facility Authority, OR, Catholic Health Initiative, Series 1997 B 3.60%, 12/1/24	$4,300	$4,300
University of Minnesota Regents, Series 1999 A 3.55%, 1/1/34	1,005	1,005
University of New Mexico Regents, Series 2002 B 3.63%, 6/1/26	5,000	5,000
Vermont Economic Development Authority, VT, Wake Robin Corp., Series 2006 C 3.60%, 5/1/09	5,250	5,250
Volusia County Educational Facilities Authority, FL, Enbry-Riddle Aeronautical University, Series 2005 ROCs II-R, Series 440 (Radian) 3.61%, 10/15/13	5,645	5,645
Washington Higher Education Facilities Authority, Whitman College, Series 2004 3.60%, 10/1/29	5,170	5,170
Washington State, Floater-TRs, Series 2006 P23U, Series 2006 D (MBIA) 3.61%, 1/1/08	5,405	5,405
Washington State Housing Finance Commission, YMCA of Tacoma-Pierce County, Series 2006 3.63%, 12/1/32	4,165	4,165
Will County, IL, University of St. Francis, Series 2005 3.67%, 12/1/25	3,500	3,500
Wisconsin Health & Educational Facilities Authority, Amery Regional Medical Center, Series 2006 A 3.67%, 5/1/36	8,000	8,000
Wisconsin Health & Educational Facilities Authority, Watertown Memorial Hospital, Series 2006 (Radian) 3.62%, 9/1/36	5,000	5,000
York County School District No. 4, SC, Fort Mill TOCs, Series 2004 F 3.60%, 3/9/12	5,870	5,870
Yorkville United City Special Service Area 2004-106, IL, Special Tax, Series 2004 3.59%, 3/1/34	3,000	3,000
		603,055
Total Tax-Exempt Instruments (Cost $878,826)		878,826
Total Investments (98.0%) (Cost $878,826)		878,826
Other Assets in Excess of Liabilities (2.0%)		17,921
Net Assets (100%)		$896,747

Ambac	— Ambac Assurance Corp.
Assured Guaranty	— Assured Guaranty, Ltd.
BANs	— Bond Anticipation Notes
CIFG	— CDC IXIS Financial Guaranty
COPs	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance, Inc.
Floater-TRs	— Floating Rate Trust Receipts
MBIA	— MBIA Insurance Corp.
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-exempt Receipts

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Portfolio of Investments (cont’d)
Tax-Exempt Portfolio

Radian	— Radian Group, Inc.
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TOCs	— Tender Option Certificates
TRANs	— Tax and Revenue Anticipation Notes

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

STATE/TERRITORY	Value (000)	Percent of Net Assets
Texas	$101,359	11.3%
Illinois	73,275	8.2%
Kentucky	59,135	6.6%
Pennsylvania	58,950	6.6%
North Carolina	51,610	5.7%
Colorado	45,695	5.1%
South Carolina	42,378	4.7%
Utah	40,000	4.5%
Georgia	39,542	4.4%
Florida	37,355	4.2%
Indiana	35,745	4.0%
Maryland	33,003	3.7%
Tennessee	32,500	3.6%
Ohio	25,455	2.8%
Washington	24,105	2.7%
New Hampshire	23,273	2.6%
Multi-State	17,785	2.0%
Nevada	13,285	1.5%
Mississippi	13,125	1.5%
Wisconsin	13,000	1.4%
Massachusetts	11,509	1.3%
New York	10,862	1.2%
New Mexico	10,125	1.1%
Arizona	9,505	1.1%
Rhode Island	7,700	0.9%
Oregon	7,285	0.8%
Michigan	5,400	0.6%
Minnesota	5,505	0.6%
Vermont	5,250	0.6%
New Jersey	5,030	0.6%
Delaware	4,900	0.5%
Louisiana	4,700	0.5%
Oklahoma	4,220	0.5%
Virginia	3,160	0.3%
Alabama	2,100	0.2%
Nebraska	1,000	0.1%
	$878,826	98.0%

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Statements of Assets and Liabilities

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Treasury Portfolio (000)	Tax-Exempt Portfolio (000)
Assets:
Investments, at Cost:	$5,790,665	$17,827,714	$3,015,089	$80,265	$878,826
Investments, at Value:(1)	5,790,665	17,827,714	3,015,089	80,265	878,826
Cash	3	4	2	1	88
Interest Receivable	17,075	46,442	5,661	12	4,600
Receivable from Investments Sold	—	—	—	—	15,510
Other Assets	48	160	35	@—	4
Total Assets	5,807,791	17,874,320	3,020,787	80,278	899,028
Liabilities:
Payable for Investments Purchased	—	—	19,999	—	—
Dividends Declared	26,670	76,065	12,742	234	2,156
Investment Advisory Fees Payable	107	1,049	113	18	32
Payable for Administrative Fees	264	772	129	2	34
Payable for Custodian Fees	20	33	—	5	3
Directors’ Fees and Expenses	1	6	1	@—	@—
Shareholder Administration Plan Fees Payable — Service Class	@—	6	@—	@—	@—
Shareholder Administration Plan Fees Payable — Investor Class	@—	1	38	@—	@—
Shareholder Administration Plan Fees Payable — Administrative Class	@—	@—	6	@—	@—
Service and Shareholder Administration Plan Fees Payable — Advisory Class	5	13	28	11	1
Distribution and Shareholder Service Plans Fees Payable — Participant Class	@—	@—	@—	@—	@—
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	56	—	—	@—	46
Other Liabilities	346	612	89	6	9
Total Liabilities	27,469	78,557	33,145	276	2,281
Net Assets	$5,780,322	$17,795,763	$2,987,642	$80,002	$896,747
Net Assets Consist Of:
Paid-in Capital	$5,780,322	$17,795,731	$2,987,638	$80,002	$896,756
Undistributed (Distributions in Excess of) Net Investment Income	@—	2	4	1	—
Accumulated Net Realized Gain (Loss)	—	30	—	(1)	(9)
Net Assets	$5,780,322	$17,795,763	$2,987,642	$80,002	$896,747

(1) Including:
Repurchase Agreements, at Value:	$459,010	$1,938,000	$2,347,225	$79,377	$—

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Statements of Assets and Liabilities (cont’d)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Treasury Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$5,546,418	$17,542,077	$2,265,613	$2,189	$672,514
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	5,546,422,104	17,542,043,914	2,265,613,346	2,189,497	672,523,323
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$100	$185,442	$116	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	185,442,614	116,427	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$288	$5,500	$545,676	$100	$3,052
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	288,319	5,500,000	545,675,978	100,000	3,052,420
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$100	$49,377	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	100,000	49,376,453	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$11,642	$62,544	$126,760	$77,083	$32,141
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	11,641,459	62,543,660	126,759,807	77,082,140	32,141,024
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$271	$100	$100	$330	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	271,319	100,000	100,000	330,326	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$221,503	$—	$—	$100	$188,740
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	221,502,871	—	$—	100,000	188,739,811
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$—	$—	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Statements of Operations
For the Year Ended October 31, 2006

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Treasury Portfolio (000)	Tax-Exempt Portfolio (000)
Investment Income:
Interest	$198,282	$814,894	$164,851	$1,912	$27,897
Expenses:
Investment Advisory Fees (Note B)	5,960	25,097	5,092	61	1,289
Administration Fees (Note C)	1,997	8,417	1,707	20	433
Registration and Filing Fees	371	448	87	110	161
Custodian Fees (Note E)	134	494	58	28	43
Professional Fees	97	368	83	28	42
Trustees’ Fees and Expenses	69	291	57	1	15
Shareholder Reporting Fees	30	119	27	6	12
Transfer Agency Fees (Note C)	1	5	1	@—	@—
Bank Overdraft Expense	25	105	16	@—	4
Shareholder Administration Plan Fees — Service Class (Note D)	@—	24	@—	@—	@—
Shareholder Administration Plan Fees — Investor Class (Note D)	@—	13	349	@—	@—
Shareholder Administration Plan Fees — Administrative Class (Note D)	@—	@—	50	@—	@—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	22	145	379	74	45
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	1	@—	@—	1	@—
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	67	—	—	@—	55
Other Expenses	119	520	102	28	40
Total Expenses	8,893	36,046	8,008	357	2,139
Waiver of Investment Advisory Fees (Note B)	(5,032)	(15,604)	(4,259)	(61)	(1,153)
Expenses Reimbursed by Adviser (Note B)	—	—	—	(194)	—
Expense Offset (Note E)	(74)	(162)	(63)	(6)	(29)
Net Expenses	3,787	20,280	3,686	96	957
Net Investment Income (Loss)	194,495	794,614	161,165	1,816	26,940
Realized Gain (Loss):
Investments	12	108	4	(1)	(9)
Net Increase (Decrease) in Net Assets Resulting from Operations	$194,507	$794,722	$161,169	$1,815	$26,931

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Year Ended October 31, 2006 (000)	Year Ended October 31, 2005 (000)	Year Ended October 31, 2006 (000)	Year Ended October 31, 2005 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$194,495	$95,455	$794,614	$369,743
Net Realized Gain (Loss)	12	2	108	5
Net Increase (Decrease) in Net Assets Resulting from Operations	194,507	95,457	794,722	369,748
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(192,913)	(95,432)	(789,089)	(368,357)
Net Realized Gain	(12)	—	(68)	—
Service Class:*
Net Investment Income	(14)	(3)	(2,333)	(81)
Net Realized Gain	@—	—	@—	—
Investor Class:^
Net Investment Income	(8)	(3)	(609)	(382)
Net Realized Gain	@—	—	@—	—
Administrative Class:*
Net Investment Income	(5)	(3)	(5)	(3)
Net Realized Gain	@—	—	@—	—
Advisory Class:
Net Investment Income	(430)	(11)	(2,576)	(914)
Net Realized Gain	@—	—	@—	—
Participant Class:*
Net Investment Income	(7)	(2)	(4)	(2)
Net Realized Gain	@—	—	@—	—
Cash Management Class:**
Net Investment Income	(1,118)	(1)	—	—
Net Realized Gain	@—	—	—	—
Total Distributions	(194,507)	(95,455)	(794,684)	(369,739)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	39,416,745	22,656,999	172,593,201	113,064,803
Distributions Reinvested	98,400	66,407	369,603	199,398
Redeemed	(37,050,961)	(22,718,202)	(169,386,266)	(108,031,572)
Service Class:*
Subscribed	2,202	100	1,913,894	58,993
Distributions Reinvested	—	—	29	—
Redeemed	(2,202)	—	(1,738,937)	(48,536)
Investor Class:^
Subscribed	249	100	85,351	146,900
Distributions Reinvested	3	—	640	310
Redeemed	(64)	—	(100,491)	(127,210)
Administrative Class:*
Subscribed	—	100	—	100
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Advisory Class:
Subscribed	251,006	15,830	493,671	428,211
Distributions Reinvested	4	—	1,401	624
Redeemed	(239,448)	(17,255)	(501,729)	(375,984)
Participant Class:*
Subscribed	1,971	100	—	100
Distributions Reinvested	@—	—	—	—
Redeemed	(1,800)	—	—	—

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Statements of Changes in Net Assets (cont’d)

	Money Market Portfolio		Prime Portfolio
	Year Ended October 31, 2006 (000)	Year Ended October 31, 2005 (000)	Year Ended October 31, 2006 (000)	Year Ended October 31, 2005 (000)
Cash Management Class:**
Subscribed	285,485	100	—	—
Distributions Reinvested	179	—	—	—
Redeemed	(64,261)	@—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,697,508	4,279	3,730,367	5,316,137
Total Increase (Decrease) in Net Assets	2,697,508	4,281	3,730,405	5,316,146
Net Assets:
Beginning of Period	3,082,814	3,078,533	14,065,358	8,749,212
End of Period	$5,780,322	$3,082,814	$17,795,763	$14,065,358
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ @—	$ @—	$2	$4

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	39,416,745	22,656,996	172,593,196	113,064,798
Shares Issued on Distributions Reinvested	98,400	66,407	369,603	199,394
Shares Redeemed	(37,050,959)	(22,718,196)	(169,386,261)	(108,031,564)
Net Increase (Decrease) in Institutional Class Shares Outstanding	2,464,186	5,207	3,576,538	5,232,628
Service Class:*
Shares Subscribed	2,202	100	1,913,894	58,993
Shares Issued on Distributions Reinvested	—	—	29	—
Shares Redeemed	(2,202)	—	(1,738,937)	(48,536)
Net Increase (Decrease) in Service Class Shares Outstanding	—	100	174,986	10,457
Investor Class:^
Shares Subscribed	249	100	85,351	146,900
Shares Issued on Distributions Reinvested	3	—	640	310
Shares Redeemed	(64)	—	(100,491)	(127,210)
Net Increase (Decrease) in Investor Class Shares Outstanding	188	100	(14,500)	20,000
Administrative Class:*
Shares Subscribed	—	100	—	100
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	—	100	—	100
Advisory Class:
Shares Subscribed	251,006	15,830	493,671	428,211
Shares Issued on Distributions Reinvested	4	—	1,401	624
Shares Redeemed	(239,448)	(17,255)	(501,729)	(375,984)
Net Increase (Decrease) in Advisory Class Shares Outstanding	11,562	(1,425)	(6,657)	52,851
Participant Class:*
Shares Subscribed	1,971	100	—	100
Shares Issued on Distributions Reinvested	@—	—	—	—
Shares Redeemed	(1,800)	—	—	—
Net Increase (Decrease) in Participant Class Shares Outstanding	171	100	—	100
Cash Management Class:**
Shares Subscribed	285,485	100	—	—
Shares Issued on Distributions Reinvested	179	—	—	—
Shares Redeemed	(64,261)	@—	—	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	221,403	100	—	—

*                     The Money Market and Prime Portfolios’ Service, Administrative and Participant classes commenced offering on November 1, 2004.

**              The Money Market Portfolio’s Cash Management class commenced offering on August 15, 2005.

^                      The Prime Portfolios’ Investor classes commenced offering on November 1, 2004.

@                Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Statements of Changes in Net Assets (cont’d)

	Government Portfolio		Treasury Portfolio		Tax-Exempt Portfolio
	Year Ended October 31, 2006 (000)	Year Ended October 31, 2005 (000)	Year Ended October 31, 2006 (000)	Year Ended October 31, 2005 (000)	Year Ended October 31, 2006 (000)	Year Ended October 31, 2005 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$161,165	$44,911	$1,816	$2,758	$26,940	$8,075
Net Realized Gain (Loss)	4	@—	(1)	1	(9)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	161,169	44,911	1,815	2,759	26,931	8,075
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(136,224)	(36,620)	(444)	(2,599)	(25,847)	(7,542)
Service Class:*
Net Investment Income	(21)	(325)	(5)	(3)	(3)	(2)
Investor Class:^
Net Investment Income	(16,462)	(6,049)	(5)	(3)	(8)	(2)
Administrative Class:*
Net Investment Income	(1,580)	(640)	(4)	(3)	(3)	(2)
Advisory Class:
Net Investment Income	(6,873)	(1,274)	(1,347)	(147)	(496)	(524)
Participant Class:*
Net Investment Income	(5)	(3)	(7)	(2)	(3)	(2)
Cash Management Class:**
Net Investment Income	—	—	(4)	(1)	(580)	(1)
Total Distributions	(161,165)	(44,911)	(1,816)	(2,758)	(26,940)	(8,075)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	29,866,102	10,110,092	159,544	600,333	8,285,785	2,556,703
Distributions Reinvested	88,615	19,694	485	2,477	21,519	4,578
Redeemed	(29,885,619)	(8,347,842)	(227,925)	(720,494)	(8,765,270)	(1,540,084)
Service Class:*
Subscribed	—	46,181	—	100	—	100
Distributions Reinvested	17	321	—	—	—	—
Redeemed	(385)	(46,017)	—	—	—	—
Investor Class:^
Subscribed	7,654,990	3,252,446	—	100	2,948	100
Distributions Reinvested	5,315	2,485	—	—	—	2
Redeemed	(7,393,641)	(3,085,696)	—	—	@—	(1,118)
Administrative Class:*
Subscribed	986,708	645,610	—	100	—	100
Distributions Reinvested	588	591	—	—	—	—
Redeemed	(948,796)	(635,324)	—	—	—	—
Advisory Class:
Subscribed	1,455,160	607,041	174,566	22,873	177,722	227,121
Distributions Reinvested	2,481	844	373	134	424	453
Redeemed	(1,462,394)	(500,122)	(115,432)	(7,639)	(244,828)	(184,751)
Participant Class:*
Subscribed	—	147	333	100	@—	130
Distributions Reinvested	@—	@—	2	—	@—	@—
Redeemed	(47)	—	(105)	—	(2)	(29)
Cash Management Class:**
Subscribed	—	—	—	100	274,332	100
Distributions Reinvested	—	—	—	—	94	—
Redeemed	—	—	—	—	(85,786)	@—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	369,094	2,070,451	(8,159)	(101,816)	(333,062)	1,063,405
Total Increase (Decrease) in Net Assets	369,098	2,070,451	(8,160)	(101,815)	(333,071)	1,063,405

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Statements of Changes in Net Assets (cont’d)

	Government Portfolio		Treasury Portfolio		Tax-Exempt Portfolio
	Year Ended October 31, 2006 (000)	Year Ended October 31, 2005 (000)	Year Ended October 31, 2006 (000)	Year Ended October 31, 2005 (000)	Year Ended October 31, 2006 (000)	Year Ended October 31, 2005 (000)
Net Assets:
Beginning of Period	2,618,544	548,093	88,162	189,977	1,229,818	166,413
End of Period	$2,987,642	$2,618,544	$80,002	$88,162	$896,747	$1,229,818
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$4	$ @—	$1	$—	$—	$—

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	29,866,102	10,110,090	159,544	600,334	8,285,785	2,556,703
Shares Issued on Distributions Reinvested	88,615	19,694	485	2,477	21,519	4,578
Shares Redeemed	(29,885,619)	(8,347,836)	(227,925)	(720,494)	(8,765,270)	(1,540,084)
Net Increase (Decrease) in Institutional Class Shares Outstanding	69,098	1,781,948	(67,896)	(117,683)	(457,966)	1,021,197
Service Class:*
Shares Subscribed	—	46,181	—	100	—	100
Shares Issued on Distributions Reinvested	17	320	—	—	—	—
Shares Redeemed	(385)	(46,017)	—	—	—	—
Net Increase (Decrease) in Service Class Shares Outstanding	(368)	484	—	100	—	100
Investor Class:^
Shares Subscribed	7,654,990	3,252,445	—	100	2,948	100
Shares Issued on Distributions Reinvested	5,315	2,485	—	—	—	2
Shares Redeemed	(7,393,641)	(3,085,694)	—	—	@—	(1,118)
Net Increase (Decrease) in Investor Class Shares Outstanding	266,664	169,236	—	100	2,948	(1,016)
Administrative Class:*
Shares Subscribed	986,708	645,610	—	100	—	100
Shares Issued on Distributions Reinvested	588	591	—	—	—	—
Shares Redeemed	(948,796)	(635,324)	—	—	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	38,500	10,877	—	100	—	100
Advisory Class:
Shares Subscribed	1,455,160	607,041	174,566	22,873	177,722	227,121
Shares Issued on Distributions Reinvested	2,481	844	373	134	424	453
Shares Redeemed	(1,462,394)	(500,122)	(115,432)	(7,639)	(244,828)	(184,751)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(4,753)	107,763	59,507	15,368	(66,682)	42,823
Participant Class:*
Shares Subscribed	—	147	333	100	@—	130
Shares Issued on Distributions Reinvested	@—	@—	2	—	@—	@—
Shares Redeemed	(47)	—	(105)	—	(2)	(29)
Net Increase (Decrease) in Participant Class Shares Outstanding	(47)	147	230	100	(2)	101
Cash Management Class:**
Shares Subscribed	—	—	—	100	274,332	100
Shares Issued on Distributions Reinvested	—	—	—	—	94	—
Shares Redeemed	—	—	—	—	(85,786)	@—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	—	—	—	100	188,640	100

*                    The Government, Treasury and Tax-Exempt Portfolios’ Service, Administrative and Participant classes commenced offering on November 1, 2004.

**             The Treasury and Tax-Exempt Portfolios’ Cash Management classes commenced offering on August 15, 2005.

^                     The Treasury Portfolios’ Investor class commenced offering on November 1, 2004.

@               Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period
Money Market Portfolio:
Institutional Class
Year Ended 10/31/06	$1.000	$0.048	$0.000	^	$(0.048)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Year Ended 10/31/06	$1.000	$0.047	$0.000	^	$(0.047)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Year Ended 10/31/06	$1.000	$0.047	$0.000	^	$(0.047)	$(0.000	)^	$1.000
Year Ended 10/31/05(1)	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/06	$1.000	$0.046	$0.000	^	$(0.046)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Year Ended 10/31/06	$1.000	$0.045	$0.000	^	$(0.045)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
2/6/04** through 10/31/04	1.000	0.008	—		(0.008)	—		1.000
Participant Class
Year Ended 10/31/06	$1.000	$0.043	$0.000	^	$(0.043)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Year Ended 10/31/06	$1.000	$0.046	$0.000	^	$(0.046)	$(0.000	)^	$1.000
8/15/05** through 10/31/05	1.000	0.008	—		(0.008)	—		1.000
Prime Portfolio:
Institutional Class
Year Ended 10/31/06	$1.000	$0.047	$0.000	^	$(0.047)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Year Ended 10/31/06	$1.000	$0.047	$0.000	^	$(0.047)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Year Ended 10/31/06	$1.000	$0.046	$0.000	^	$(0.046)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/06	$1.000	$0.046	$0.000	^	$(0.046)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Year Ended 10/31/06	$1.000	$0.045	$0.000	^	$(0.045)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
4/29/04** through 10/31/04	1.000	0.006	—		(0.006)	—		1.000
Participant Class
Year Ended 10/31/06	$1.000	$0.043	$0.000	^	$(0.043)	$(0.000	)^	$1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Financial Highlights (cont’d)

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Year Ended 10/31/06	4.89%	$5,546,418	0.09%	0.22%	4.89%	4.77%
Year Ended 10/31/05	2.87%	3,082,234	0.10%	0.22%	2.85%	2.73%
2/2/04** through 10/31/04	0.95%‡	3,077,029	0.07%*†	0.24%*†	1.41%*	1.24%*
Service Class
Year Ended 10/31/06	4.84%	$100	0.14%	0.27%	5.04%	4.92%
Year Ended 10/31/05	2.82%	100	0.15%	0.27%	2.78%	2.66%
Investor Class
Year Ended 10/31/06	4.79%	$288	0.19%	0.32%	4.83%	4.70%
Year Ended 10/31/05(1)	2.76%	100	0.20%	0.32%	2.73%	2.61%
Administrative Class
Year Ended 10/31/06	4.73%	$100	0.24%	0.37%	4.63%	4.50%
Year Ended 10/31/05	2.71%	100	0.25%	0.37%	2.68%	2.56%
Advisory Class
Year Ended 10/31/06	4.63%	$11,642	0.35%††	0.46%††	4.90%	4.78%
Year Ended 10/31/05	2.61%	80	0.35%	0.47%	2.52%	2.40%
2/6/04** through 10/31/04	0.76%‡	1,504	0.31%*†	0.50%*†	1.12%*	0.93%*
Participant Class
Year Ended 10/31/06	4.40%	$271	0.57%††	0.70%††	4.48%	4.35%
Year Ended 10/31/05	2.46%	100	0.50%	0.62%	2.43%	2.31%
Cash Management Class
Year Ended 10/31/06	4.70%	$221,503	0.40%††	0.53%††	4.98%	4.85%
8/15/05** through 10/31/05	0.77%‡	100	0.15%*	0.27%*	3.58%*	3.46%*
Prime Portfolio:
Institutional Class
Year Ended 10/31/06	4.86%	$17,542,077	0.12%	0.21%	4.75%	4.66%
Year Ended 10/31/05	2.87%	13,965,500	0.11%	0.22%	2.85%	2.74%
2/2/04** through 10/31/04	0.94%‡	8,732,862	0.08%*	0.24%*	1.41%*	1.25%*
Service Class
Year Ended 10/31/06	4.81%	$185,442	0.17%	0.26%	4.83%	4.74%
Year Ended 10/31/05	2.82%	10,457	0.16%	0.27%	3.54%	3.43%
Investor Class
Year Ended 10/31/06	4.75%	$5,500	0.22%	0.31%	4.61%	4.52%
Year Ended 10/31/05	2.77%	20,000	0.21%	0.32%	2.67%	2.56%
Administrative Class
Year Ended 10/31/06	4.70%	$100	0.27%	0.36%	4.60%	4.51%
Year Ended 10/31/05	2.72%	100	0.26%	0.37%	2.68%	2.57%
Advisory Class
Year Ended 10/31/06	4.60%	$62,544	0.37%	0.46%	4.43%	4.34%
Year Ended 10/31/05	2.62%	69,201	0.36%	0.47%	2.73%	2.62%
4/29/04** through 10/31/04	0.57%‡	16,350	0.33%*	0.49%*	1.14%*	0.98%*
Participant Class
Year Ended 10/31/06	4.37%	$100	0.59%††	0.68%††	4.28%	4.19%
Year Ended 10/31/05	2.47%	100	0.51%	0.62%	2.43%	2.32%

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Financial Highlights (cont’d)

	Net Asset			Net Asset
	Value,	Net	Distributions	Value,
	Beginning	Investment	From Net	End of
	of Period	Income	Investment Income	Period
Government Portfolio:
Institutional Class
Year Ended 10/31/06	$1.000	$0.048	$(0.048)	$1.000
Year Ended 10/31/05	1.000	0.029	(0.029)	1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Service Class
Year Ended 10/31/06	$1.000	$0.047	$(0.047)	$1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
Investor Class
Year Ended 10/31/06	$1.000	$0.047	$(0.047)	$1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Administrative Class
Year Ended 10/31/06	$1.000	$0.046	$(0.046)	$1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Advisory Class
Year Ended 10/31/06	$1.000	$0.045	$(0.045)	$1.000
Year Ended 10/31/05	1.000	0.026	(0.026)	1.000
10/1/04** through 10/31/04	1.000	0.001	(0.001)	1.000
Participant Class
Year Ended 10/31/06	$1.000	$0.043	$(0.043)	$1.000
Year Ended 10/31/05	1.000	0.025	(0.025)	1.000
Treasury Portfolio:
Institutional Class
Year Ended 10/31/06	$1.000	$0.047	$(0.047)	$1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Service Class
Year Ended 10/31/06	$1.000	$0.047	$(0.047)	$1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Investor Class
Year Ended 10/31/06	$1.000	$0.046	$(0.046)	$1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Administrative Class
Year Ended 10/31/06	$1.000	$0.046	$(0.046)	$1.000
Year Ended 10/31/05	1.000	0.026	(0.026)	1.000
Advisory Class
Year Ended 10/31/06	$1.000	$0.045	$(0.045)	$1.000
Year Ended 10/31/05	1.000	0.025	(0.025)	1.000
8/9/04** through 10/31/04	1.000	0.003	(0.003)	1.000
Participant Class
Year Ended 10/31/06	$1.000	$0.042	$(0.042)	$1.000
Year Ended 10/31/05	1.000	0.024	(0.024)	1.000
Cash Management Class
Year Ended 10/31/06	$1.000	$0.045	$(0.045)	$1.000
8/15/05** through 10/31/05	1.000	0.008	(0.008)	1.000

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Financial Highlights (cont’d)

							Ratio of Net
				Ratio of			Investment
		Net		Expenses to		Ratio of Net	Income
		Assets,	Ratio of	Average		Investment	to Average
		End of	Expenses to	Net Assets		Income to	Net Assets
	Total	Period	Average Net	(Before Waivers/		Average Net	(Before Waivers/
	Return	(000)	Assets	Reimbursement)		Assets	Reimbursement)
Government Portfolio:
Institutional Class
Year Ended 10/31/06	4.87%	$2,265,613	0.09%	0.21%		4.76%	4.64%
Year Ended 10/31/05	2.91%	2,196,511	0.05%	0.25%		3.07%	2.87%
8/9/04** through 10/31/04	0.38%‡	414,567	0.05%*†	0.37	%*†	1.73%*	1.41%*
Service Class
Year Ended 10/31/06	4.81%	$116	0.13%††	0.26%		4.67%	4.54%
Year Ended 10/31/05	2.86%	484	0.10%	0.30%		2.65%	2.45%
Investor Class
Year Ended 10/31/06	4.76%	$545,676	0.19%	0.31%		4.72%	4.60%
Year Ended 10/31/05	2.81%	279,012	0.15%	0.35%		2.91%	2.71%
8/9/04** through 10/31/04	0.35%‡	109,776	0.15%*†	0.53	%*†	1.53%*	1.15%*
Administrative Class
Year Ended 10/31/06	4.71%	$49,377	0.24%	0.36%		4.79%	4.67%
Year Ended 10/31/05	2.76%	10,877	0.20%	0.40%		2.60%	2.39%
Advisory Class
Year Ended 10/31/06	4.60%	$126,760	0.34%	0.47	%††	4.53%	4.40%
Year Ended 10/31/05	2.65%	131,513	0.30%	0.50%		3.12%	2.92%
10/1/04** through 10/31/04	0.13%‡	23,750	0.30%*†	0.55	%*†	1.53%*	1.28%*
Participant Class
Year Ended 10/31/06	4.38%	$100	0.55%††	0.67	%††	4.24%	4.12%
Year Ended 10/31/05	2.50%	147	0.45%	0.65%		2.53%	2.33%
Treasury Portfolio:
Institutional Class
Year Ended 10/31/06	4.82%	$2,189	0.05%	0.52%		4.29%	3.82%
Year Ended 10/31/05	2.79%	70,087	0.05%	0.49	%†	2.61%	2.17%
8/9/04** through 10/31/04	0.36%‡	187,770	0.05%*†	0.35	%*†	1.57%*	1.27%*
Service Class
Year Ended 10/31/06	4.77%	$100	0.10%	0.95	%††	4.66%	3.81%
Year Ended 10/31/05	2.74%	100	0.10%	0.53	%†	2.70%	2.27%
Investor Class
Year Ended 10/31/06	4.71%	$100	0.15%	1.00	%††	4.61%	3.76%
Year Ended 10/31/05	2.69%	100	0.15%	0.58	%†	2.65%	2.22%
Administrative Class
Year Ended 10/31/06	4.66%	$100	0.20%	1.05	%††	4.56%	3.71%
Year Ended 10/31/05	2.64%	100	0.20%	0.63	%†	2.60%	2.17%
Advisory Class
Year Ended 10/31/06	4.56%	$77,083	0.30%	0.98	%††	4.54%	3.86%
Year Ended 10/31/05	2.53%	17,575	0.30%	0.64%		2.92%	2.58%
8/9/04** through 10/31/04	0.30%‡	2,207	0.30%*†	0.67	%*†	1.30%*	0.93%*
Participant Class
Year Ended 10/31/06	4.33%	$330	0.53%††	1.20	%††	4.41%	3.75%
Year Ended 10/31/05	2.38%	100	0.45%	0.88	%†	2.35%	1.92%
Cash Management Class
Year Ended 10/31/06	4.63%	$100	0.23%††	1.08	%††	4.53%	3.68%
8/15/05** through 10/31/05	0.76%‡	100	0.10%*	0.43	%*†	3.52%*	3.19%*

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Financial Highlights (cont’d)

	Net Asset			Net Asset
	Value,	Net	Distributions	Value,
	Beginning	Investment	From Net	End of
	of Period	Income	Investment Income	Period
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/06	$1.000	$0.032	$(0.032)	$1.000
Year Ended 10/31/05	1.000	0.022	(0.022)	1.000
2/2/04** through 10/31/04	1.000	0.008	(0.008)	1.000
Service Class
Year Ended 10/31/06	$1.000	$0.032	$(0.032)	$1.000
Year Ended 10/31/05	1.000	0.021	(0.021)	1.000
Investor Class
Year Ended 10/31/06	$1.000	$0.031	$(0.031)	$1.000
Year Ended 10/31/05	1.000	0.020	(0.020)	1.000
6/8/04** through 10/31/04	1.000	0.005	(0.005)	1.000
Administrative Class
Year Ended 10/31/06	$1.000	$0.031	$(0.031)	$1.000
Year Ended 10/31/05	1.000	0.020	(0.020)	1.000
Advisory Class
Year Ended 10/31/06	$1.000	$0.030	$(0.030)	$1.000
Year Ended 10/31/05	1.000	0.019	(0.019)	1.000
6/15/04** through 10/31/04(2)	1.000	0.002	(0.002)	1.000
Participant Class
Year Ended 10/31/06	$1.000	$0.027	$(0.027)	$1.000
Year Ended 10/31/05	1.000	0.018	(0.018)	1.000
Cash Management Class
Year Ended 10/31/06	$1.000	$0.030	$(0.030)	$1.000
8/15/05** through 10/31/05	1.000	0.005	(0.005)	1.000

*	Annualized

**	Commencement of Operations

‡	Not Annualized

^	Amount is less than $0.0005 per share.

(1)	The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor shares outstanding during the period July 28, 2004 to October 31, 2004.

(2)

The Tax- Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Financial Highlights (cont’d)

							Ratio of Net
				Ratio of			Investment
		Net		Expenses to		Ratio of Net	Income
		Assets,	Ratio of	Average		Investment	to Average
		End of	Expenses to	Net Assets		Income to	Net Assets
	Total	Period	Average Net	(Before Waivers/		Average Net	(Before Waivers /
	Return	(000)	Assets	Reimbursement)		Assets	Reimbursement)
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/06	3.27%	$672,514	0.10%	0.23%		3.14%	3.01%
Year Ended 10/31/05	2.17%	1,130,489	0.09%	0.32	%†	2.35%	2.12%
2/2/04** through 10/31/04	0.84%‡	109,292	0.06%*†	0.35	%*†	1.19%*	0.90%*
Service Class
Year Ended 10/31/06	3.21%	$100	0.15%	0.29	%††	3.16%	3.02%
Year Ended 10/31/05	2.12%	100	0.14%	0.40	%†	2.10%	1.84%
Investor Class
Year Ended 10/31/06	3.16%	$3,052	0.20%	0.31	%††	3.26%	3.15%
Year Ended 10/31/05	2.07%	104	0.19%	0.45	%†	2.01%	1.75%
6/8/04** through 10/31/04	0.45%‡	1,121	0.17%*†	0.38	%*†	1.06%*	0.85%*
Administrative Class
Year Ended 10/31/06	3.11%	$100	0.25%	0.39	%††	3.06%	2.92%
Year Ended 10/31/05	2.02%	100	0.24%	0.50	%†	2.00%	1.74%
Advisory Class
Year Ended 10/31/06	3.01%	$32,141	0.35%	0.48%		2.76%	2.63%
Year Ended 10/31/05	1.92%	98,823	0.34%	0.62	%†	1.86%	1.58%
6/15/04** through 10/31/04(2)	0.24%‡	56,000	0.33%*†	0.55	%*†	1.32%*	1.10%*
Participant Class
Year Ended 10/31/06	2.78%	$100	0.57%††	0.70	%††	2.74%	2.61%
Year Ended 10/31/05	1.77%	102	0.49%	0.75	%†	1.76%	1.49%
Cash Management Class
Year Ended 10/31/06	3.08%	$188,740	0.40%††	0.51	%††	3.17%	3.06%
8/15/05** through 10/31/05	0.53%‡	100	0.14%*	0.30	%*†	2.47%*	2.30%*

The accompanying notes are an integral part of the financial statements.

2006 Annual Report

October 31, 2006

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of five separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for certain Portfolios - Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements.  U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.                Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.                Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.                New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Portfolios, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolios’ financial statements.

4.                Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Advisory
Portfolio	Fee
Money Market	0.15%
Prime	0.15
Government	0.15
Treasury	0.15
Tax-Exempt	0.15

2006 Annual Report

October 31, 2006

Notes to Financial Statements (cont’d)

	Maximum
	Expense Ratio
	Money				Tax-
Class	Market	Prime	Government	Treasury	Exempt
Institutional Class	0.20%	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70	0.70
Cash Management Class	0.50	—	—	0.50	0.50

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

C. Administration Fees: MS Investment Management (the “Administrator”) also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MS Investment Management receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses. JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., provides fund accounting and other services pursuant to a sub-administration agreement with MS Investment Management and receives compensation for these services from MS Investment Management. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement. An employee of JPMIS is an officer of the Fund.

D. Distribution and Service and Shareholder Administration Plan Fees:

Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares. Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares (prior to February 6, 2006, the annual rate was 0.15%), to compensate for any activities or expenses primarily intended to result in the sale of such class of shares.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Pursuant to the Shareholder Service Plan, the Cash Management Class shares will pay the Distributor a monthly or quarterly service fee at an annual rate of 0.05% of the average daily net assets of such class of shares, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Class shares.

The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares (prior to April 25, 2006, the annual rate was 0.05%), to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

2006 Annual Report

October 31, 2006

Notes to Financial Statements (cont’d)

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 were as follows:

	2006			2005
	Distributions			Distributions
	Paid From:			Paid From:
	Ordinary		Long-term	Ordinary		Long-term
	Income		Capital Gain	Income		Capital Gain
Portfolio	(000)		(000)	(000)		(000)
Money Market	$194,507		$—	$95,455		$—
Prime	794,684		—	369,739		—
Government	161,163		2	44,911		—
Treasury	1,816		—	2,758		—
Tax-Exempt	26,940	*	—	8,075	*	—

* Distributions are tax-exempt.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable.

Permanent differences are generally due to distribution reclass. These resulted in the following reclassifications among the Portfolios’ components of net assets at October 31, 2006:

Undistributed
(Distributions in
	Excess of) Net	Accumulated Net
	Investment	Realized Gain	Paid-in
	Income	(Loss)	Capital
Portfolio	(000)	(000)	(000)
Money Market	$ @—	$ @—	$ @—
Prime	@—	@—	@—
Government	4	(4)	@—

@       Amount is less than $500.

At October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary
Income
Portfolio	(000)
Money Market	$26,680
Prime	76,133
Government	12,752
Treasury	235
Tax-Exempt	2,157

At October 31, 2006, cost for U.S. Federal income tax purposes for the investments of the Portfolios were as follows:

Portfolio	Cost (000)
Money Market	$5,790,665
Prime	17,827,714
Government	3,015,089
Treasury	80,265
Tax-Exempt	878,826

At October 31, 2006, the Treasury Portfolio and Tax-Exempt Portfolio had capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,000 and $9,000, respectively, available to offset future capital gains which will expire on October 31, 2014.

During the year ended October 31, 2006, the Prime Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $10,000.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At October 31, 2006, approximately 22.7% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Percentage of
Insurer	Net Assets
Ambac	3.0%
Assured Guaranty	0.6
CIFG	1.7
FGIC	1.5
FHA	0.2
FSA	7.7
MBIA	4.5
Radian	3.5

At October 31, 2006, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
	Money				Tax-
Class	Market	Prime	Government	Treasury	Exempt
Institutional Class	—%	30.5%	57.2%	73.0%	25.0%
Service Class	—	99.9	—	—	—
Investor Class	65.4	98.2	73.2	—	96.6
Administrative Class	—	—	87.5	—	—
Advisory Class	96.7	91.5	69.0	86.2	89.3
Participant Class	63.2	—	—	69.8	—
Cash Management Class	—	—	—	—	—

2006 Annual Report

October 31, 2006

Notes to Financial Statements (cont’d)

I. Supplemental Proxy Information (unaudited). On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposal set forth below. The proposal failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to the proposal were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	4,632,222,928	0	0	0
Kathleen A. Dennis	4,632,222,928	0	0	0
Michael F. Klein	4,632,222,928	0	0	0
W. Allen Reed	4,632,222,928	0	0	0

* Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

2006 Annual Report

October 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Morgan Stanley Institutional Liquidity Funds

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio, Prime Portfolio, Government Portfolio, Treasury Portfolio and Tax-Exempt Portfolio (the “Portfolios”) (the five active portfolios constituting Morgan Stanley Institutional Liquidity Funds), including the portfolios of investments, as of October 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Morgan Stanley Institutional Liquidity Funds at October 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 11, 2006

2006 Annual Report

October 31, 2006

Federal Income Tax Information (unaudited)

For the year ended October 31, 2006, the percentage of income earned from direct U.S. Treasury Obligations for each applicable Portfolio was as follows.

Income
Earned
Portfolio	(%)
Government	13.3%
Treasury	5.6

For the year ended October 31, 2006, qualified interest income for each applicable Portfolio totaled:

Qualified
Interest
Income
Portfolio	(000)
Money Market	$156,897
Prime	794,684
Government	161,163
Treasury	1,816
Tax-Exempt	26,940

For the year ended October 31, 2006, the percentage of exempt interest dividends paid by the Tax-Exempt Portfolio is 100.0%.

Note to foreign shareholders: For the year ended October 31, 2006, Money Market Portfolio, Prime Portfolio and Government Portfolio designated and paid $12,000, $69,000 and $2,000 respectively, as a qualified short-term capital gain dividend.

Government Portfolio hereby designates $2,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

2006 Annual Report

October 31, 2006

Trustee and Officer Information (unaudited)

Independent Trustees:

				Number of
				Portfolios in
				Fund Complex
				Overseen by
Name, Age and Address of	Position(s) Held	Length of		Independent	Other Directorships Held by
Independent Trustee	with Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Independent Trustee
Frank L. Bowman (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996- 2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	163	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance

and Compliance Committee (since October 2006);

Director or Trustee of the Retail Funds (since April 1994)

and the Institutional Funds (since July 2003); formerly

Chairperson of the Insurance Committee (July 2006-

September 2006), Vice Chairman of Kmart Corporation

(December 1998-October 2000), Chairman and Chief

Executive Officer of Levitz Furniture Corporation

(November 1995-November 1998) and President and

Chief Executive Officer of Hills Department Stores (May

1991-July 1995); variously Chairman, Chief Executive

Officer, President and Chief Operating Officer (1987-

1991) of the Sears Merchandise Group of Sears Roebuck

& Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	163	None.

Edwin J. Garn (74) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); Member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (lobbying and consulting firm) (2000-2004); United States Senator (R- Utah) (1974- 1992) and Chairman, Senate Banking Committee (1980- 1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	173

Director of Franklin Covey

(time management systems),

BMW Bank of North America,

Inc. (industrial loan

corporation), Escrow Bank USA

(industrial loan corporation),

United Space Alliance (joint

venture between Lockheed

Martin and the Boeing

Company) and Nuskin Asia

Pacific (multi-level marketing);

member of the boards of various

civic and charitable

organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	173	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of the Field Museum of Natural History; director of various other business and charitable organizations.

2006 Annual Report

October 31, 2006

Trustee and Officer Information (cont’d)

Independent Trustees:

				Number of
				Portfolios in
				Fund Complex
				Overseen by
Name, Age and Address of	Position(s) Held	Length of		Independent	Other Directorships Held by
Independent Trustee	with Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Independent Trustee
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairman of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael F. Klein (47) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	163	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Board since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994- December 2005).	163

Director of GMAC (financial services), GMAC Insurance and Temple -Inland Industries (packaging, banking and forest products); member of the Board of Morgan Stanley Capital International Editorial Board; Director of Legg Mason and various investment fund advisory boards.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

2006 Annual Report

October 31, 2006

Trustee and Officer Information (cont’d)

Interested Trustees:

Number of
Portfolios in
Fund Complex
	Position(s)			Overseen by
Name, Age and Address of	Held with	Length of		Interested	Other Directorships Held by
Interested Trustee	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**

The Fund Complex includes all funds advised by Morgan Stanley Investments LP (“MSI”) that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP. The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund’s Trustees can be found in the Fund’s Statement of Additional Information (SAI).  The SAI may be obtained without charge upon request, by calling the Fund at 1-888-378-1630.  You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”.  To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 00001227155 and the SAI is found within form type 485BPOS.

2006 Annual Report

October 31, 2006

Trustee and Officer Information (cont’d)

Officers:

Position(s)
	Held with	Length of Time
Name, Age and Address of Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the

Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J.David Germany (52) Morgan Stanley Investment Management Ltd. 25 Cabot Square Canary Wharf London, United Kingdom E144QA	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (40) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*             This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

2006 Annual Report

October 31, 2006

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters.  The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(800) 869-NEWS or by visiting our website at www.morganstanley.com/im.  This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(888) 378-1630.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

MSILF: (888) 378-1630

© 2006 Morgan Stanley

MSILFAR IS06-01028I-Y10/06

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006	Registrant			Covered Entities(1)
Audit Fees		$110,000		N/A

Non-Audit Fees
Audit-Related Fees	$			$706,000	(2)
Tax Fees		$12,500	(3)	$79,422	(4)
All Other Fees	$			$524,678	(5)
Total Non-Audit Fees		$122,500		$1,310,100

Total		$122,500		$1,310,100

2005	Registrant			Covered Entities(1)
Audit Fees		$105,000		N/A

Non-Audit Fees
Audit-Related Fees	$			$235,000	(2)
Tax Fees		$11,025	(3)	$111,487	(6)
All Other Fees	$			$879,488	(5)
Total Non-Audit Fees		$11,025		$1,225,975

Total		$116,025		$1,225,975

N/A- Not applicable, as not required by Item 4.

(1)             Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)             Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3)             Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax returns.

(4)             Tax Fees represent tax advice services provided to Covered Entities, including assistance in obtaining a private letter ruling.

(5)             All Other Fees represent attestation services provided in

connection with performance presentation standards and a compliance review project performed.

(6)             Tax Fees represent tax advice services provided to Covered Entities, assistance in obtaining a private letter ruling and the  research and identification of PFIC entities.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)               Not applicable.

(g)            See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

/s/ James Garrett
James Garrett
Principal Financial Officer
December 19, 2006